JPMorgan Flexible Debt ETF
Schedule of Portfolio Investments as of November 30, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 40.9%
Aerospace & Defense — 0.2%
ATI, Inc. 5.13%, 10/1/2031	250,000	250,476
Boeing Co. (The)
5.71%, 5/1/2040	415,000	426,346
3.95%, 8/1/2059	784,000	565,469
Bombardier, Inc. (Canada)
7.25%, 7/1/2031 (a)	200,000	213,035
7.00%, 6/1/2032 (a)	24,000	25,287
6.75%, 6/15/2033 (a)	30,000	31,638
General Electric Co. 4.13%, 9/19/2035 (b)	116,000	140,777
Rolls-Royce plc (United Kingdom) 4.63%, 2/16/2026 (a)	110,000	127,726
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	20,000	21,003
TransDigm, Inc.
6.38%, 3/1/2029 (a)	31,000	31,929
6.63%, 3/1/2032 (a)	32,000	33,260
		1,866,946
Automobile Components — 0.5%
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (a)	25,000	25,651
8.25%, 4/15/2031 (a)	310,000	325,819
7.50%, 2/15/2033 (a)	74,000	76,611
Adler Pelzer Holding GmbH (Germany) 9.50%, 4/1/2027 (a)	206,000	228,127
Allison Transmission, Inc.
5.88%, 6/1/2029 (a)	130,000	131,929
3.75%, 1/30/2031 (a)	510,000	475,619
5.88%, 12/1/2033 (a)	27,000	27,246
Clarios Global LP
6.75%, 2/15/2030 (a)	328,000	340,950
6.75%, 9/15/2032 (a)	174,000	178,972
Cooper-Standard Automotive, Inc. 5.63% (Cash), 5/15/2027 (a) (c)	396,143	388,832
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	125,000	105,234
Forvia SE (France) 5.63%, 6/15/2030 (b)	550,000	664,693
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	195,000	189,449
6.63%, 7/15/2030	95,000	96,538
Grupo Antolin Irausa SA (Spain)
3.50%, 4/30/2028 (a)	168,000	134,910
10.38%, 1/30/2030 (a)	102,000	83,446
IHO Verwaltungs GmbH (Germany)
8.75% (Cash), 5/15/2028 (a) (c)	184,778	223,979
7.00% (Cash), 11/15/2031 (a) (c)	230,000	287,256
7.00% (Cash), 11/15/2031 (b) (c)	225,000	281,012
Schaeffler AG (Germany) 5.38%, 4/1/2031 (b)	300,000	366,335
Valeo SE (France) 4.50%, 4/11/2030 (b)	400,000	472,323
ZF Europe Finance BV (Germany)
2.50%, 10/23/2027 (b)	400,000	451,189

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Automobile Components — continued
7.00%, 6/12/2030 (b)	200,000	241,889
ZF Finance GmbH (Germany) 3.75%, 9/21/2028 (b)	100,000	112,480
		5,910,489
Automobiles — 0.5%
Hyundai Capital America
1.30%, 1/8/2026 (a)	430,000	428,641
3.50%, 11/2/2026 (a)	2,180,000	2,166,488
5.40%, 1/8/2031 (a)	1,000,000	1,032,433
Nissan Motor Co. Ltd. (Japan) 5.25%, 7/17/2029 (b)	100,000	118,623
RCI Banque SA (France) (EURIBOR ICE Swap Rate 5 Year + 2.20%), 4.75%, 3/24/2037 (b) (d)	500,000	585,149
Renault SA (France) 2.50%, 6/2/2027 (b)	100,000	115,399
Stellantis Finance US, Inc.
5.75%, 3/18/2030 (a)	431,000	442,584
6.45%, 3/18/2035 (a)	620,000	645,235
Volkswagen Group of America Finance LLC (Germany) 5.80%, 3/27/2035 (a)	200,000	207,779
Volkswagen International Finance NV (Germany) (EUR Swap Annual 10 Year + 3.98%), 4.63%, 6/27/2028 (b) (d) (e) (f)	600,000	705,790
		6,448,121
Banks — 10.1%
ABN AMRO Bank NV (Netherlands) 4.80%, 4/18/2026 (a)	800,000	800,690
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (d)	335,000	356,372
(SOFRINDX + 1.91%), 5.87%, 3/28/2035 (a) (d)	200,000	212,704
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (d) (e) (f) (g)	2,200,000	2,447,498
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (d) (e) (f) (g)	1,000,000	1,112,916
(EUR Swap Annual 5 Year + 4.43%), 7.00%, 11/20/2029 (b) (d) (e) (f) (g)	600,000	750,242
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (d) (e) (f) (g)	1,000,000	1,207,182
Bank of America Corp.
(SOFR + 1.29%), 5.08%, 1/20/2027 (d)	525,000	525,513
(SOFR + 1.05%), 2.55%, 2/4/2028 (d)	2,485,000	2,440,932
(SOFR + 1.63%), 5.20%, 4/25/2029 (d)	440,000	451,237
(SOFR + 1.57%), 5.82%, 9/15/2029 (d)	1,225,000	1,280,550
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.63%, 5/1/2030 (d) (e) (f)	541,000	561,041
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 6.25%, 7/26/2030 (d) (e) (f)	1,160,000	1,172,977
(SOFR + 1.22%), 2.30%, 7/21/2032 (d)	399,000	357,919
(SOFR + 1.21%), 2.57%, 10/20/2032 (d)	2,700,000	2,449,895
(SOFR + 1.91%), 5.43%, 8/15/2035 (d)	1,590,000	1,638,720
(SOFR + 1.31%), 5.51%, 1/24/2036 (d)	519,000	547,769
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.85%, 3/8/2037 (d)	1,499,000	1,417,391
(SOFR + 1.93%), 2.68%, 6/19/2041 (d)	740,000	556,746
Bank of Nova Scotia (The) (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (d) (g)	430,000	419,827
Series 2, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.63%, 10/27/2081 (d) (g)	2,100,000	2,025,124
Banque Federative du Credit Mutuel SA (France) 4.75%, 7/13/2027 (a)	1,245,000	1,258,701

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
BNP Paribas SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.35%), 8.50%, 8/14/2028 (a) (d) (e) (f) (g)	1,430,000	1,520,539
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (a) (d) (e) (f) (g)	1,485,000	1,565,333
(EURIBOR ICE Swap Rate 5 Year + 4.63%), 7.38%, 6/11/2030 (b) (d) (e) (f) (g)	1,000,000	1,274,111
BPCE SA (France)
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (d)	2,703,000	2,708,129
(SOFR + 1.09%), 2.05%, 10/19/2027 (a) (d)	300,000	294,410
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (d)	1,060,000	954,097
(SOFR + 2.59%), 7.00%, 10/19/2034 (a) (d)	2,210,000	2,484,170
(SOFR + 2.04%), 6.29%, 1/14/2036 (a) (d)	590,000	636,826
CaixaBank SA (Spain)
(EURIBOR 3 Month + 1.95%), 5.13%, 7/19/2034 (b) (d)	1,800,000	2,306,299
(SOFR + 2.77%), 6.84%, 9/13/2034 (a) (d)	1,310,000	1,471,779
(SOFR + 2.26%), 6.04%, 6/15/2035 (a) (d)	1,460,000	1,564,889
Citigroup, Inc.
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (d) (e) (f)	550,000	549,381
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (d) (e) (f)	2,521,000	2,511,004
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (d)	1,225,000	1,221,765
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (d)	3,220,000	3,186,691
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (d) (e) (f)	1,575,000	1,614,326
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (d) (e) (f)	710,000	715,449
Series GG, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 6.88%, 8/15/2030 (d) (e) (f)	590,000	603,886
(SOFR + 1.34%), 4.54%, 9/19/2030 (d)	1,695,000	1,710,467
(SOFR + 1.17%), 4.50%, 9/11/2031 (d)	761,000	766,337
(SOFR + 1.18%), 2.52%, 11/3/2032 (d)	920,000	825,952
(SOFR + 2.06%), 5.83%, 2/13/2035 (d)	1,015,000	1,061,480
(SOFR + 1.47%), 5.33%, 3/27/2036 (d)	1,565,000	1,614,997
(EURIBOR 3 Month + 1.61%), 4.30%, 7/23/2036 (d)	497,000	587,427
(SOFR + 1.49%), 5.17%, 9/11/2036 (d)	254,000	259,209
Commerzbank AG (Germany) (EURIBOR ICE Swap Rate 5 Year + 5.13%), 7.88%, 10/9/2031 (b) (d) (e) (f) (g)	200,000	260,243
Cooperatieve Rabobank UA (Netherlands)
(EUR Swap Annual 5 Year + 4.68%), 4.38%, 6/29/2027 (b) (d) (e) (f) (g)	1,600,000	1,864,833
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (d)	1,720,000	1,709,776
Credit Agricole SA (France)
(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (d)	302,000	300,513
(EURIBOR ICE Swap Rate 5 Year + 4.21%), 6.50%, 9/23/2029 (b) (d) (e) (f) (g)	500,000	611,853
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (d)	710,000	748,481
HSBC Holdings plc (United Kingdom)
(SOFR + 2.61%), 5.21%, 8/11/2028 (d)	2,565,000	2,606,267
(SOFR + 1.73%), 2.01%, 9/22/2028 (d)	2,575,000	2,479,488
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (d)	666,000	659,231
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (d) (e) (f) (g)	1,794,000	1,701,822
ING Groep NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.34%), 5.75%, 11/16/2026 (d) (e) (f) (g)	1,488,000	1,491,796
Intesa Sanpaolo SpA (Italy)
(EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027 (b) (d) (e) (f) (g)	862,000	1,040,231
(EUR Swap Annual 5 Year + 5.56%), 6.38%, 3/30/2028 (b) (d) (e) (f) (g)	440,000	532,308
6.63%, 6/20/2033 (a)	3,845,000	4,254,782

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (d)	1,485,000	1,266,554
KBC Group NV (Belgium)
(EURIBOR ICE Swap Rate 5 Year + 4.93%), 8.00%, 9/5/2028 (b) (d) (e) (f) (g)	1,400,000	1,789,684
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (d)	440,000	454,460
KeyCorp (SOFRINDX + 2.42%), 6.40%, 3/6/2035 (d)	989,000	1,079,131
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (d)	1,360,000	1,376,392
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (d) (e) (f) (g)	756,000	756,376
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (d) (e) (f) (g)	440,000	492,470
NatWest Markets plc (United Kingdom) 5.02%, 3/21/2030 (a)	200,000	206,377
OTP Bank Nyrt. (Hungary) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.86%), 7.30%, 7/30/2035 (b) (d)	533,000	562,651
PNC Financial Services Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (d) (e) (f)	5,000	4,855
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 2.81%), 6.25%, 3/15/2030 (d) (e) (f)	1,200,000	1,232,992
(SOFR + 1.26%), 4.81%, 10/21/2032 (d)	510,000	520,360
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.99%), 1.67%, 6/14/2027 (d)	1,400,000	1,380,366
(SOFR + 2.60%), 6.53%, 1/10/2029 (d)	2,100,000	2,196,787
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.45%), 10.00%, 11/14/2028 (a) (d) (e) (f) (g)	1,000,000	1,102,594
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.13%, 11/21/2029 (a) (d) (e) (f) (g)	2,350,000	2,461,446
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (a) (d) (e) (f) (g)	452,000	430,530
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (a) (d)	900,000	954,670
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (d)	700,000	746,929
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.85%), 4.64%, 4/1/2031 (a) (d)	338,000	341,576
Svenska Handelsbanken AB (Sweden) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (b) (d) (e) (f) (g)	2,400,000	2,276,163
Truist Financial Corp.
(SOFR + 2.30%), 6.12%, 10/28/2033 (d)	245,000	265,113
(SOFR + 1.85%), 5.12%, 1/26/2034 (d)	1,047,000	1,069,255
(SOFR + 2.36%), 5.87%, 6/8/2034 (d)	859,000	916,098
(SOFR + 1.92%), 5.71%, 1/24/2035 (d)	195,000	206,211
(SOFR + 1.40%), 4.96%, 10/23/2036 (d)	1,095,000	1,089,444
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (d)	720,000	711,890
(EUR Swap Annual 5 Year + 4.61%), 4.45%, 12/3/2027 (b) (d) (e) (f) (g)	500,000	581,161
(EURIBOR 3 Month + 1.90%), 4.80%, 1/17/2029 (b) (d)	781,000	946,452
(EUR Swap Annual 5 Year + 2.80%), 2.73%, 1/15/2032 (b) (d)	500,000	578,904
US Bancorp (SOFR + 1.86%), 5.68%, 1/23/2035 (d)	285,000	302,999
Wells Fargo & Co.
(SOFR + 1.51%), 3.53%, 3/24/2028 (d)	1,410,000	1,399,770
(SOFR + 1.74%), 5.57%, 7/25/2029 (d)	2,720,000	2,819,029
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (d) (e) (f)	740,000	775,147
(SOFR + 1.11%), 5.24%, 1/24/2031 (d)	1,045,000	1,085,851
(SOFR + 1.99%), 5.56%, 7/25/2034 (d)	2,798,000	2,963,608

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.78%), 5.50%, 1/23/2035 (d)	1,160,000	1,219,767
(SOFR + 1.74%), 5.61%, 4/23/2036 (d)	2,000,000	2,121,214
Westpac Banking Corp. (Australia) (USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (d) (g)	250,000	249,641
		119,197,440
Beverages — 0.0% ^
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 5.80%, 1/23/2059	126,000	131,370
Primo Water Holdings, Inc. 6.25%, 4/1/2029 (a)	85,000	85,498
		216,868
Biotechnology — 0.3%
AbbVie, Inc.
5.05%, 3/15/2034	580,000	601,548
4.70%, 5/14/2045	417,000	384,140
4.25%, 11/21/2049	3,295,000	2,781,608
Grifols SA (Spain) 3.88%, 10/15/2028 (b)	130,000	148,842
		3,916,138
Broadline Retail — 0.1%
Rakuten Group, Inc. (Japan) (EUR Swap Annual 5 Year + 4.74%), 4.25%, 4/22/2027 (b) (d) (e) (f)	210,000	234,087
SGUS LLC 11.00%, 12/15/2029 (a)	26,700	21,637
Shutterfly Finance LLC
8.50% (Cash), 10/1/2027 (a) (c)	87,495	83,339
9.75%, 10/1/2027 (a)	24,549	24,549
Wayfair LLC
7.25%, 10/31/2029 (a)	307,000	319,356
7.75%, 9/15/2030 (a)	93,000	99,117
6.75%, 11/15/2032 (a)	20,000	20,407
		802,492
Building Products — 0.3%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	270,000	256,623
6.38%, 3/1/2034 (a)	25,000	26,003
6.75%, 5/15/2035 (a)	108,000	113,907
EMRLD Borrower LP
6.38%, 12/15/2030 (a)	143,000	172,962
6.38%, 12/15/2030 (b)	140,000	169,333
6.63%, 12/15/2030 (a)	350,000	362,724
6.75%, 7/15/2031 (a)	22,000	23,027
Griffon Corp. 5.75%, 3/1/2028	425,000	425,519
JELD-WEN, Inc. 7.00%, 9/1/2032 (a)	220,000	149,598
JH North America Holdings, Inc.
5.88%, 1/31/2031 (a)	30,000	30,404
6.13%, 7/31/2032 (a)	48,000	49,204
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	513,000	529,239
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	35,000	33,051
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	106,000	110,070
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	130,000	137,976

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Building Products — continued
Standard Building Solutions, Inc.
6.50%, 8/15/2032 (a)	565,000	582,879
6.25%, 8/1/2033 (a)	18,000	18,462
Standard Industries, Inc. 4.75%, 1/15/2028 (a)	90,000	89,752
		3,280,733
Capital Markets — 3.4%
CFAMC III Co. Ltd. (China) 4.25%, 11/7/2027 (b)	880,000	873,778
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	195,000	184,406
Deutsche Bank AG (Germany) (SOFR + 2.26%), 3.74%, 1/7/2033 (d)	1,206,000	1,125,421
Goldman Sachs Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (d) (e) (f)	1,118,000	1,108,626
(SOFR + 0.80%), 1.43%, 3/9/2027 (d)	2,330,000	2,312,391
(SOFR + 1.11%), 2.64%, 2/24/2028 (d)	1,270,000	1,247,181
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (d) (e) (f)	1,195,000	1,261,321
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.85%, 2/10/2030 (d) (e) (f)	448,000	464,683
(SOFR + 1.14%), 4.69%, 10/23/2030 (d)	400,000	406,560
(SOFR + 1.08%), 5.21%, 1/28/2031 (d)	700,000	725,244
(SOFR + 1.58%), 5.22%, 4/23/2031 (d)	725,000	751,122
(SOFR + 1.28%), 2.62%, 4/22/2032 (d)	3,130,000	2,862,677
(SOFR + 1.26%), 2.65%, 10/21/2032 (d)	1,525,000	1,381,966
Morgan Stanley
(SOFR + 0.88%), 1.59%, 5/4/2027 (d)	2,660,000	2,630,943
(SOFR + 1.61%), 4.21%, 4/20/2028 (d)	288,000	288,441
3.59%, 7/22/2028 (h)	2,210,000	2,189,581
(SOFR + 1.73%), 5.12%, 2/1/2029 (d)	4,130,000	4,218,146
(SOFR + 1.59%), 5.16%, 4/20/2029 (d)	760,000	778,091
(SOFR + 1.63%), 5.45%, 7/20/2029 (d)	2,860,000	2,955,739
(SOFR + 1.10%), 4.65%, 10/18/2030 (d)	810,000	821,953
(SOFR + 1.11%), 5.23%, 1/15/2031 (d)	1,320,000	1,365,305
(SOFR + 1.14%), 2.70%, 1/22/2031 (d)	1,560,000	1,465,625
(SOFR + 1.51%), 5.19%, 4/17/2031 (d)	925,000	957,375
(SOFR + 1.20%), 2.51%, 10/20/2032 (d)	159,000	143,177
(SOFR + 1.56%), 5.32%, 7/19/2035 (d)	1,070,000	1,111,240
(SOFR + 1.36%), 2.48%, 9/16/2036 (d)	360,000	316,942
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (d)	1,356,000	1,433,136
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (d) (e) (f)	248,000	257,386
UBS Group AG (Switzerland)
4.28%, 1/9/2028 (a)	2,840,000	2,844,263
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (d) (e) (f) (g)	940,000	1,029,994
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (d) (e) (f) (g)	818,000	958,441
		40,471,154
Chemicals — 0.7%
Alpek SAB de CV (Mexico) 3.25%, 2/25/2031 (b)	1,180,000	980,722
ASK Chemicals Deutschland Holding GmbH (Germany) 10.00%, 11/15/2029 (a)	144,000	163,309
Avient Corp. 7.13%, 8/1/2030 (a)	15,000	15,487
Braskem Netherlands Finance BV (Brazil) 7.25%, 2/13/2033 (b)	570,000	203,017

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
CF Industries, Inc.
4.50%, 12/1/2026 (a)	835,000	837,513
4.95%, 6/1/2043	1,313,000	1,190,936
Chemours Co. (The)
5.75%, 11/15/2028 (a)	230,000	223,226
8.00%, 1/15/2033 (a)	107,000	104,099
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	226,000	220,988
Herens Midco SARL (Luxembourg)
5.25%, 5/15/2029 (a)	138,000	84,408
5.25%, 5/15/2029 (b)	100,000	61,165
INEOS Finance plc (Luxembourg)
6.63%, 5/15/2028 (b)	150,000	164,140
6.38%, 4/15/2029 (a)	123,000	131,467
7.50%, 4/15/2029 (a)	200,000	179,503
INEOS Quattro Finance 2 plc (United Kingdom) 6.75%, 4/15/2030 (a)	185,000	175,308
INEOS Styrolution Ludwigshafen GmbH (United Kingdom) 2.25%, 1/16/2027 (b)	300,000	333,352
Lune Holdings SARL (France) 5.63%, 11/15/2028 (a)	244,000	33,975
Maxam Prill SARL (Luxembourg) 6.00%, 7/15/2030 (b)	170,000	200,309
Monitchem HoldCo 3 SA (Luxembourg) 8.75%, 5/1/2028 (b)	100,000	109,276
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (a)	248,000	248,909
4.25%, 5/15/2029 (a)	70,000	67,801
OCP SA (Morocco)
6.10%, 4/30/2030 (a)	503,000	524,220
6.88%, 4/25/2044 (b)	390,000	405,545
Orbia Advance Corp. SAB de CV (Mexico) 6.80%, 5/13/2030 (b)	553,000	548,161
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/2029	115,000	112,605
4.38%, 2/1/2032	770,000	719,946
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (a)	42,000	42,230
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	43,000	42,606
5.63%, 8/15/2029 (a)	210,000	197,692
6.63%, 8/15/2032 (a)	77,000	76,433
		8,398,348
Commercial Services & Supplies — 0.4%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	240,000	217,571
ADT Security Corp. (The) 4.88%, 7/15/2032 (a)	300,000	290,799
Amber Finco plc (United Kingdom)
6.63%, 7/15/2029 (a)	111,000	135,191
6.63%, 7/15/2029 (b)	250,000	304,484
APi Group DE, Inc.
4.13%, 7/15/2029 (a)	40,000	38,866
4.75%, 10/15/2029 (a)	17,000	16,705
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	85,000	85,051
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	95,000	91,997
CoreCivic, Inc. 8.25%, 4/15/2029	110,000	115,888

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Commercial Services & Supplies — continued
Garda World Security Corp. (Canada)
6.00%, 6/1/2029 (a)	80,000	78,546
6.50%, 1/15/2031 (a)	56,000	57,494
8.25%, 8/1/2032 (a)	50,000	51,111
8.38%, 11/15/2032 (a)	43,000	44,085
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	85,000	83,336
4.75%, 6/15/2029 (a)	75,000	74,915
Interface, Inc. 5.50%, 12/1/2028 (a)	35,000	34,956
Madison IAQ LLC
4.13%, 6/30/2028 (a)	145,000	142,246
5.88%, 6/30/2029 (a)	105,000	103,841
Paprec Holding SA (France)
3.50%, 7/1/2028 (a)	164,000	190,213
3.50%, 7/1/2028 (b)	240,000	278,360
4.13%, 7/15/2030 (a)	111,000	130,503
Q-Park Holding I BV (Netherlands)
5.13%, 3/1/2029 (a)	209,000	249,201
5.13%, 3/1/2029 (b)	200,000	238,470
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	67,000	68,875
Verisure Holding AB (Sweden) 5.50%, 5/15/2030 (a)	192,000	230,864
Verisure Midholding AB (Sweden)
5.25%, 2/15/2029 (b)	480,000	558,391
5.25%, 2/15/2029 (a)	119,000	138,434
Williams Scotsman, Inc.
6.63%, 6/15/2029 (a)	130,000	134,130
6.63%, 4/15/2030 (a)	23,000	23,750
Wrangler Holdco Corp. (Canada) 6.63%, 4/1/2032 (a)	300,000	314,862
		4,523,135
Communications Equipment — 0.0% ^
Ciena Corp. 4.00%, 1/31/2030 (a)	170,000	163,919
CommScope LLC 4.75%, 9/1/2029 (a)	200,000	199,654
		363,573
Construction & Engineering — 0.2%
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	40,000	39,466
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	15,000	15,050
Heathrow Funding Ltd. (United Kingdom)
1.13%, 10/8/2030 (b)	1,400,000	1,475,808
5.88%, 5/13/2041 (b)	500,000	652,881
Weekley Homes LLC 4.88%, 9/15/2028 (a)	125,000	122,999
		2,306,204
Construction Materials — 0.1%
Cemex SAB de CV (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.13%, 6/8/2026 (a) (d) (e) (f)	1,054,000	1,049,889

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — 2.3%
AerCap Ireland Capital DAC (Ireland)
1.75%, 1/30/2026	1,030,000	1,025,864
2.45%, 10/29/2026	193,000	190,095
5.75%, 6/6/2028	750,000	777,565
3.30%, 1/30/2032	835,000	773,490
American Express Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (d) (e) (f)	391,000	384,059
(SOFR + 1.79%), 5.67%, 4/25/2036 (d)	450,000	477,745
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (a)	270,000	270,194
2.13%, 2/21/2026 (a)	41,000	40,690
6.38%, 5/4/2028 (a)	835,000	870,070
5.75%, 3/1/2029 (a)	3,565,000	3,689,418
5.75%, 11/15/2029 (a)	942,000	978,267
5.15%, 1/15/2030 (a)	1,970,000	2,003,037
5.38%, 5/30/2030 (a)	155,000	159,108
4.90%, 10/10/2030 (a)	1,875,000	1,887,262
4.95%, 10/15/2032 (a)	2,335,000	2,312,993
Ford Motor Credit Co. LLC
4.95%, 5/28/2027	760,000	761,730
2.90%, 2/10/2029	1,875,000	1,753,659
7.20%, 6/10/2030	809,000	868,699
4.00%, 11/13/2030	1,385,000	1,304,867
General Motors Financial Co., Inc.
2.35%, 1/8/2031	762,000	684,134
5.60%, 6/18/2031	540,000	563,564
5.45%, 9/6/2034	2,140,000	2,181,367
5.90%, 1/7/2035	1,545,000	1,616,816
OneMain Finance Corp.
3.88%, 9/15/2028	135,000	131,014
5.38%, 11/15/2029	115,000	114,624
4.00%, 9/15/2030	10,000	9,385
Volkswagen Leasing GmbH (Germany) 0.50%, 1/12/2029 (b)	1,400,000	1,514,406
		27,344,122
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	120,000	119,911
5.50%, 3/31/2031 (a)	20,000	20,273
Bellis Acquisition Co. plc (United Kingdom) 8.00%, 7/1/2031 (a)	108,000	122,088
Boots Group Finco LP (United Kingdom) 5.38%, 8/31/2032 (b)	100,000	119,184
Performance Food Group, Inc.
4.25%, 8/1/2029 (a)	220,000	216,004
6.13%, 9/15/2032 (a)	20,000	20,576
Rite Aid Corp.
7.50%, 7/1/2025 ‡ (i)	50,000	—
8.00%, 11/15/2026 ‡ (i)	98,000	—
(3-MONTH CME TERM SOFR + 7.00%), 11.32%, 8/30/2031 ‡ (a) (d) (i)	15,496	—

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
Series B, 15.00%, 8/30/2031 ‡ (i)	21,082	—
Series A, 15.00%, 8/30/2031 ‡ (i)	45,239	—
Rite Aid Corp., Escrow 8.00%, 10/18/2025 ‡ (i)	42,049	—
US Foods, Inc. 4.75%, 2/15/2029 (a)	100,000	99,534
		717,570
Containers & Packaging — 0.4%
Ardagh Group SA
9.50%, 12/1/2030 (a)	212,000	228,508
12.00% (Blend (Cash 4.50% + PIK 7.50%)), 12/1/2030 (b) (c) (h)	610,000	651,154
Ball Corp. 4.25%, 7/1/2032	240,000	285,830
Berry Global, Inc. 5.80%, 6/15/2031	1,760,000	1,863,579
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (a)	180,000	181,623
Crown European Holdings SACA 4.50%, 1/15/2030 (a)	113,000	136,353
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	105,000	104,761
Graphic Packaging International LLC 2.63%, 2/1/2029 (b)	105,000	117,916
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2030 (a)	245,000	236,223
9.25%, 4/15/2030 (a)	150,000	141,000
OI European Group BV
6.25%, 5/15/2028 (a)	126,000	150,471
6.25%, 5/15/2028 (b)	100,000	119,421
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	80,000	80,153
Pro-Gest SpA (Italy) 3.25%, 12/15/2024 (b) (i)	350,000	180,724
Silgan Holdings, Inc.
2.25%, 6/1/2028	150,000	170,006
4.25%, 2/15/2031 (a)	195,000	228,041
TriMas Corp. 4.13%, 4/15/2029 (a)	115,000	112,843
		4,988,606
Distributors — 0.0% ^
Azelis Finance NV (Belgium) 5.75%, 3/15/2028 (b)	300,000	355,409
RB Global Holdings, Inc. (Canada) 7.75%, 3/15/2031 (a)	120,000	125,771
		481,180
Diversified Consumer Services — 0.0% ^
RAC Bond Co. plc (United Kingdom)
5.25%, 11/4/2027 (a)	168,000	220,611
5.25%, 11/4/2027 (b)	140,000	183,842
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	83,000	87,460
		491,913
Diversified REITs — 0.0% ^
WP Carey, Inc.
2.40%, 2/1/2031	180,000	162,036
2.25%, 4/1/2033	367,000	310,319
		472,355

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — 1.1%
Altice France SA (France)
7.25%, 11/1/2029 (a)	154,020	178,528
9.50%, 11/1/2029 (a)	157,870	162,024
4.75%, 10/15/2030 (a)	462,060	512,155
6.50%, 4/15/2032 (a)	231,030	224,776
AT&T, Inc.
4.90%, 11/1/2035	1,085,000	1,081,381
3.50%, 9/15/2053	860,000	591,686
6.05%, 8/15/2056	660,000	680,622
CCO Holdings LLC
5.13%, 5/1/2027 (a)	2,370,000	2,366,657
5.00%, 2/1/2028 (a)	665,000	659,447
5.38%, 6/1/2029 (a)	65,000	64,367
4.75%, 3/1/2030 (a)	1,230,000	1,171,547
4.50%, 8/15/2030 (a)	360,000	336,849
4.25%, 2/1/2031 (a)	890,000	819,896
4.50%, 5/1/2032	70,000	63,061
Cipher Compute LLC 7.13%, 11/15/2030 (a)	50,000	50,797
eircom Finance DAC (Ireland)
5.75%, 12/15/2029 (b)	100,000	120,680
5.00%, 4/30/2031 (b)	300,000	354,899
Fibercop SpA (Italy)
2.38%, 10/12/2027 (b)	210,000	240,634
7.75%, 1/24/2033	330,000	442,098
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	305,000	305,412
6.75%, 5/1/2029 (a)	145,000	146,360
GCI LLC 4.75%, 10/15/2028 (a)	260,000	251,951
Kaixo Bondco Telecom SA (Spain) 5.13%, 9/30/2029 (b)	335,000	393,723
Level 3 Financing, Inc.
6.88%, 6/30/2033 (a)	112,000	114,059
7.00%, 3/31/2034 (a)	78,750	80,659
Lorca Telecom Bondco SA (Spain) 4.00%, 9/18/2027 (a)	100,000	116,199
Lumen Technologies, Inc.
4.13%, 4/15/2029 (a)	39,246	38,804
4.13%, 4/15/2030 (a)	327,172	324,375
Telecom Italia Capital SA (Italy) 6.00%, 9/30/2034	76,000	78,061
Telecom Italia SpA (Italy) 7.88%, 7/31/2028 (b)	380,000	491,428
Telefonica Emisiones SA (Spain) 4.67%, 3/6/2038	700,000	644,985
WULF Compute LLC 7.75%, 10/15/2030 (a)	283,000	292,599
		13,400,719
Electric Utilities — 3.7%
Alfa Desarrollo SpA (Chile) 4.55%, 9/27/2051 (a)	926,394	755,243
Duke Energy Indiana LLC 5.40%, 4/1/2053	125,000	121,607
Duke Energy Ohio, Inc. 5.65%, 4/1/2053	44,000	44,358
Duke Energy Progress LLC 5.55%, 3/15/2055	33,000	33,114
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (a)	540,000	482,309

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Edison International (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.13%, 6/15/2053 (d)	752,000	776,537
EDP SA (Portugal)
(EURIBOR ICE Swap Rate 5 Year + 2.24%), 4.50%, 5/27/2055 (b) (d)	400,000	471,171
Series NC5., (EUR Swap Annual 5 Year + 1.89%), 1.50%, 3/14/2082 (b) (d)	1,500,000	1,705,997
Electricite de France SA (France)
5.70%, 5/23/2028 (a)	245,000	253,310
(EUR Swap Annual 5 Year + 4.86%), 7.50%, 9/6/2028 (b) (d) (e) (f)	200,000	253,243
(EUR Swap Annual 5 Year + 3.97%), 3.38%, 6/15/2030 (b) (d) (e) (f)	400,000	443,285
Emera US Finance LP (Canada) 2.64%, 6/15/2031	1,964,000	1,766,704
Enel Finance International NV (Italy)
3.50%, 4/6/2028 (a)	1,135,000	1,119,329
2.50%, 7/12/2031 (a) (j)	316,000	285,048
5.00%, 6/15/2032 (a)	580,000	592,538
Enel SpA (Italy) (EUR Swap Annual 5 Year + 2.68%), 2.25%, 12/10/2026 (b) (d) (e) (f)	1,800,000	2,070,841
EnfraGen Energia Sur SA (Colombia) 5.38%, 12/30/2030 (b)	618,000	573,967
Entergy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (d)	2,367,000	2,489,386
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.18%), 5.88%, 6/15/2056 (d)	630,000	629,208
Entergy Mississippi LLC 5.80%, 4/15/2055	112,000	115,217
Entergy Texas, Inc. 1.75%, 3/15/2031	385,000	339,743
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	832,000	820,579
FirstEnergy Pennsylvania Electric Co. 5.20%, 4/1/2028 (a)	390,000	398,735
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (a)	663,000	575,210
ITC Holdings Corp. 2.95%, 5/14/2030 (a)	1,855,000	1,752,650
Jersey Central Power & Light Co. 2.75%, 3/1/2032 (a)	5,248,000	4,733,311
MidAmerican Energy Co. 4.25%, 5/1/2046	350,000	298,852
Nevada Power Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.94%), 6.25%, 5/15/2055 (d)	1,190,000	1,200,376
NextEra Energy Capital Holdings, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (d)	520,000	558,017
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 6.70%, 9/1/2054 (d)	545,000	566,360
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (d)	1,642,000	1,704,276
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 8/15/2055 (d)	190,000	201,035
NRG Energy, Inc.
3.38%, 2/15/2029 (a)	105,000	100,596
5.25%, 6/15/2029 (a)	60,000	60,253
5.75%, 1/15/2034 (a)	100,000	100,802
Pacific Gas and Electric Co.
2.95%, 3/1/2026	360,000	358,575
6.15%, 1/15/2033	1,430,000	1,524,694
6.40%, 6/15/2033	1,270,000	1,378,242
6.00%, 8/15/2035	1,520,000	1,605,847
3.75%, 8/15/2042 (j)	1,215,000	931,222
4.60%, 6/15/2043	250,000	212,399
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia) 4.38%, 2/5/2050 (b)	366,000	294,963
PG&E Corp.
5.00%, 7/1/2028	20,000	19,854
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (d)	1,711,000	1,768,924

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
PPL Capital Funding, Inc.
5.25%, 9/1/2034	100,000	103,019
Series A, (3-MONTH CME TERM SOFR + 2.93%), 6.93%, 3/30/2067 (d)	661,000	652,996
Southern California Edison Co.
Series B, 3.65%, 3/1/2028	1,220,000	1,203,682
Series 13-A, 3.90%, 3/15/2043	214,000	167,469
3.65%, 2/1/2050	484,000	342,312
Trinidad Generation UnLtd (Trinidad And Tobago) 7.75%, 6/16/2033 (a)	351,000	361,442
Union Electric Co. 3.90%, 4/1/2052	260,000	203,552
Vistra Operations Co. LLC
3.70%, 1/30/2027 (a)	1,031,000	1,022,783
4.30%, 7/15/2029 (a)	1,550,000	1,539,961
4.60%, 10/15/2030 (a)	2,000	1,996
6.88%, 4/15/2032 (a)	252,000	265,041
6.00%, 4/15/2034 (a)	555,000	585,811
5.70%, 12/30/2034 (a)	240,000	247,936
5.25%, 10/15/2035 (a)	3,000	2,992
		43,188,919
Electrical Equipment — 0.0% ^
Energizer Gamma Acquisition BV 3.50%, 6/30/2029 (b)	170,000	189,862
Electronic Equipment, Instruments & Components — 0.1%
Belden, Inc. 3.88%, 3/15/2028 (b)	230,000	266,869
Coherent Corp. 5.00%, 12/15/2029 (a)	761,000	754,175
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	495,000	462,901
		1,483,945
Energy Equipment & Services — 0.2%
Archrock Partners LP 6.63%, 9/1/2032 (a)	145,000	149,310
Guara Norte SARL (Brazil)
5.20%, 6/15/2034 (a)	683,778	663,422
5.20%, 6/15/2034 (b)	579,291	562,045
Kodiak Gas Services LLC 6.50%, 10/1/2033 (a)	21,000	21,421
Noble Finance II LLC 8.00%, 4/15/2030 (a)	34,000	35,322
OEG Finance plc (United Kingdom) 7.25%, 9/27/2029 (b)	150,000	181,771
Precision Drilling Corp. (Canada) 6.88%, 1/15/2029 (a)	30,000	30,179
Transocean International Ltd. 8.25%, 5/15/2029 (a)	35,000	35,603
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	24,286	24,954
Viridien (France) 8.50%, 10/15/2030 (b)	123,568	150,277
		1,854,304
Entertainment — 0.4%
Banijay Entertainment SAS (France)
7.00%, 5/1/2029 (a)	119,000	143,116
7.00%, 5/1/2029 (b)	200,000	240,532
Cinemark USA, Inc.
5.25%, 7/15/2028 (a)	25,000	24,935
7.00%, 8/1/2032 (a)	16,000	16,677

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Entertainment — continued
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a)	45,000	45,449
4.75%, 10/15/2027 (a)	635,000	633,920
Netflix, Inc.
4.88%, 4/15/2028	808,000	825,926
5.38%, 11/15/2029 (a)	1,351,000	1,415,929
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	660,000	656,533
5.40%, 6/12/2029	88,000	91,200
5.60%, 6/12/2034	352,000	369,533
Warnermedia Holdings, Inc. 4.28%, 3/15/2032	110,000	100,512
WMG Acquisition Corp. 2.25%, 8/15/2031 (a)	110,000	121,442
		4,685,704
Financial Services — 0.3%
Benteler International AG (Austria) 7.25%, 6/15/2031 (b)	100,000	124,423
Block, Inc.
5.63%, 8/15/2030 (a)	29,000	29,549
6.50%, 5/15/2032	149,000	155,716
6.00%, 8/15/2033 (a)	23,000	23,638
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 6.38%, 9/15/2054 (d)	197,000	198,662
Far East Horizon Ltd. (China) 5.88%, 3/5/2028 (b)	582,000	590,548
Global Payments, Inc. 5.55%, 11/15/2035	810,000	809,336
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	57,000	61,607
Paysafe Finance plc 3.00%, 6/15/2029 (a)	169,000	181,327
Progroup AG (Germany) 5.13%, 4/15/2029 (b)	300,000	354,381
Rocket Cos., Inc.
6.13%, 8/1/2030 (a)	94,000	97,578
7.13%, 2/1/2032 (a)	315,000	331,182
6.38%, 8/1/2033 (a)	51,000	53,406
Rocket Mortgage LLC 4.00%, 10/15/2033 (a)	190,000	176,034
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	191,000	198,528
		3,385,915
Food Products — 0.6%
Flora Food Management BV (Netherlands) 6.88%, 7/2/2029 (a)	119,000	136,285
Grupo Nutresa SA (Colombia) 9.00%, 5/12/2035 (b)	504,000	567,945
JBS USA Holding Lux SARL
6.75%, 3/15/2034	1,175,000	1,304,132
5.50%, 1/15/2036 (a)	1,880,000	1,924,373
4.38%, 2/2/2052	397,000	312,898
7.25%, 11/15/2053	880,000	1,001,799
JBS USA LUX SARL 5.95%, 4/20/2035 (a)	609,000	643,737
Mars, Inc. 5.20%, 3/1/2035 (a)	1,260,000	1,303,618
Post Holdings, Inc. 5.50%, 12/15/2029 (a)	205,000	205,036
		7,399,823
Gas Utilities — 0.1%
AmeriGas Partners LP 9.50%, 6/1/2030 (a)	60,000	63,588

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Gas Utilities — continued
Piedmont Natural Gas Co., Inc. 3.35%, 6/1/2050	240,000	168,689
UGI International LLC 2.50%, 12/1/2029 (a)	296,000	327,088
		559,365
Ground Transportation — 0.3%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	356,000	355,409
8.25%, 1/15/2030 (a)	312,000	321,311
8.00%, 2/15/2031 (a)	15,000	15,318
Avis Budget Finance plc 7.25%, 7/31/2030 (a)	252,000	301,806
BCP V Modular Services Finance II plc (United Kingdom) 6.50%, 7/10/2031 (a)	165,000	178,733
Canadian Pacific Railway Co. (Canada) 3.50%, 5/1/2050	340,000	249,143
EC Finance plc (United Kingdom) 3.25%, 10/15/2026 (b) (j)	120,000	134,206
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)	65,000	66,343
8.63%, 5/15/2032 (a)	65,000	66,850
8.00%, 3/15/2033 (a)	25,000	25,483
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	280,000	272,697
12.63%, 7/15/2029 (a)	163,000	162,851
Loxam SAS (France) 4.50%, 2/15/2027 (a)	171,000	199,214
Uber Technologies, Inc.
4.80%, 9/15/2035	1,115,000	1,114,494
5.35%, 9/15/2054	150,000	145,206
XPO, Inc. 7.13%, 2/1/2032 (a)	465,000	491,329
		4,100,393
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc. 3.88%, 7/15/2028 (b)	400,000	462,886
Medline Borrower LP
6.25%, 4/1/2029 (a)	49,000	50,682
5.25%, 10/1/2029 (a)	280,000	280,654
		794,222
Health Care Providers & Services — 1.1%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	30,000	29,720
Cencora, Inc. 2.70%, 3/15/2031	2,907,000	2,689,647
Community Health Systems, Inc.
6.00%, 1/15/2029 (a)	210,000	209,983
6.13%, 4/1/2030 (a)	55,000	45,701
5.25%, 5/15/2030 (a)	285,000	269,238
4.75%, 2/15/2031 (a)	25,000	22,366
10.88%, 1/15/2032 (a)	57,000	61,567
DaVita, Inc.
4.63%, 6/1/2030 (a)	185,000	179,439
6.88%, 9/1/2032 (a)	221,000	229,957
Encompass Health Corp.
4.50%, 2/1/2028	15,000	14,972
4.63%, 4/1/2031	160,000	157,779

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
Global Medical Response, Inc. 7.38%, 10/1/2032 (a)	44,000	46,358
HCA, Inc.
5.20%, 6/1/2028	630,000	646,032
4.13%, 6/15/2029	1,570,000	1,566,516
4.60%, 11/15/2032	550,000	549,807
5.75%, 3/1/2035	1,570,000	1,657,844
4.90%, 11/15/2035	338,000	336,714
5.50%, 6/15/2047	66,000	63,565
5.25%, 6/15/2049	950,000	875,530
3.50%, 7/15/2051	480,000	333,853
4.63%, 3/15/2052	840,000	701,998
5.95%, 9/15/2054	1,135,000	1,142,605
6.20%, 3/1/2055	35,000	36,472
Owens & Minor, Inc. 6.63%, 4/1/2030 (a)	40,000	25,652
Phoenix PIB Dutch Finance BV (Germany) 4.88%, 7/10/2029 (b)	300,000	364,399
Radiology Partners, Inc. 8.50%, 7/15/2032 (a)	143,000	148,541
Tenet Healthcare Corp.
5.13%, 11/1/2027	30,000	30,003
6.13%, 6/15/2030	55,000	56,218
6.75%, 5/15/2031	361,000	376,119
		12,868,595
Health Care REITs — 0.3%
Healthpeak OP LLC 5.25%, 12/15/2032	1,350,000	1,393,987
MPT Operating Partnership LP 8.50%, 2/15/2032 (a)	55,000	58,123
Ventas Realty LP 5.00%, 1/15/2035	740,000	744,085
Welltower OP LLC
2.80%, 6/1/2031	700,000	650,163
3.85%, 6/15/2032	410,000	397,902
		3,244,260
Health Care Technology — 0.1%
IQVIA, Inc.
2.25%, 1/15/2028 (b)	550,000	627,675
6.25%, 6/1/2032 (a)	492,000	514,615
		1,142,290
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP
4.50%, 2/15/2029 (a)	85,000	83,850
6.50%, 4/1/2032 (a)	465,000	481,929
6.50%, 6/15/2033 (a)	32,000	33,253
		599,032
Hotels, Restaurants & Leisure — 0.6%
Acushnet Co. 5.63%, 12/1/2033 (a)	15,000	15,117
Bertrand Franchise Finance SAS (France) 6.50%, 7/18/2030 (b)	100,000	117,368
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	315,000	309,987
Brightstar Lottery plc 2.38%, 4/15/2028 (b)	200,000	229,137

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Caesars Entertainment, Inc.
7.00%, 2/15/2030 (a)	140,000	144,928
6.50%, 2/15/2032 (a)	30,000	30,515
Carnival Corp.
5.75%, 8/1/2032 (a)	159,000	162,993
6.13%, 2/15/2033 (a)	139,000	143,182
Carnival plc
4.13%, 7/15/2031 (a)	167,000	196,167
4.13%, 7/15/2031 (b)	200,000	234,931
Cirsa Finance International SARL (Spain) 4.88%, 10/15/2031 (a)	148,000	175,594
eDreams ODIGEO SA (Spain) 4.88%, 12/30/2030 (a)	122,000	133,416
Essendi SA (Luxembourg)
6.38%, 10/15/2029 (b)	100,000	121,567
5.63%, 5/15/2032 (b)	300,000	358,028
Hilton Domestic Operating Co., Inc.
5.88%, 3/15/2033 (a)	257,000	265,004
5.75%, 9/15/2033 (a)	98,000	100,449
Lottomatica Group Spa (Italy) 4.88%, 1/31/2031 (a)	149,000	177,891
Marriott International, Inc. 5.35%, 3/15/2035	500,000	517,614
MGM Resorts International
5.50%, 4/15/2027	25,000	25,175
6.13%, 9/15/2029	234,000	239,210
NCL Corp. Ltd. 5.88%, 1/15/2031 (a)	208,000	205,264
Pinnacle Bidco plc (United Kingdom)
8.25%, 10/11/2028 (a)	164,000	199,027
8.25%, 10/11/2028 (b)	100,000	121,358
Punch Finance plc (United Kingdom) 7.88%, 12/30/2030 (a)	115,000	154,879
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	42,000	42,927
6.25%, 3/15/2032 (a)	25,000	25,869
6.00%, 2/1/2033 (a)	52,000	53,540
Six Flags Entertainment Corp.
5.50%, 4/15/2027 (a)	155,000	153,015
6.50%, 10/1/2028	145,000	140,671
6.63%, 5/1/2032 (a)	100,000	99,756
Station Casinos LLC 4.50%, 2/15/2028 (a)	200,000	197,827
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	323,000	335,760
Viking Cruises Ltd. 5.88%, 10/15/2033 (a)	249,000	253,037
Wynn Macau Ltd. (Macau) 5.63%, 8/26/2028 (b)	589,000	584,494
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	105,000	105,527
6.25%, 3/15/2033 (a)	150,000	153,382
		6,524,606
Household Durables — 0.1%
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (a)	131,000	88,660
Newell Brands, Inc.
8.50%, 6/1/2028 (a)	50,000	52,049

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Household Durables — continued
6.63%, 9/15/2029	295,000	290,331
6.38%, 5/15/2030	40,000	38,439
6.63%, 5/15/2032	25,000	23,541
7.50%, 4/1/2046 (j)	30,000	24,679
Somnigroup International, Inc.
4.00%, 4/15/2029 (a)	135,000	131,450
3.88%, 10/15/2031 (a)	365,000	341,499
TopBuild Corp. 5.63%, 1/31/2034 (a)	44,000	44,601
Versuni Group BV (Netherlands) 3.13%, 6/15/2028 (a)	100,000	113,540
		1,148,789
Household Products — 0.1%
Central Garden & Pet Co.
5.13%, 2/1/2028	50,000	49,950
4.13%, 10/15/2030	355,000	340,246
Energizer Holdings, Inc. 4.75%, 6/15/2028 (a)	410,000	404,899
		795,095
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The) 3.95%, 7/15/2030 (a)	768,000	749,018
Calpine Corp. 5.00%, 2/1/2031 (a)	235,000	235,507
Constellation Energy Generation LLC 5.60%, 6/15/2042	289,000	292,769
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico) 7.25%, 1/31/2041 (a)	825,092	863,806
Saavi Energia SARL (Mexico) 8.88%, 2/10/2035 (a)	627,000	671,285
Talen Energy Supply LLC 6.25%, 2/1/2034 (a)	192,000	195,633
Vistra Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.74%), 7.00%, 12/15/2026 (a) (d) (e) (f)	115,000	116,621
		3,124,639
Insurance — 0.5%
Allianz SE (Germany) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 5.60%, 9/3/2054 (a) (d)	600,000	614,746
AXA SA (France) (EURIBOR 3 Month + 2.60%), 1.88%, 7/10/2042 (b) (d)	300,000	312,634
Cloverie plc for Zurich Insurance Co. Ltd. (Switzerland) (3-MONTH SOFR + 4.92%), 5.63%, 6/24/2046 (b) (d)	1,770,000	1,777,367
Generali (Italy) (EURIBOR 3 Month + 5.35%), 5.50%, 10/27/2047 (b) (d)	400,000	484,286
MetLife, Inc.
6.40%, 12/15/2036	1,340,000	1,408,055
9.25%, 4/8/2038 (a)	380,000	454,571
Prudential Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (d)	720,000	758,527
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (d)	200,000	201,649
		6,011,835
Interactive Media & Services — 0.3%
Meta Platforms, Inc.
4.60%, 11/15/2032	464,000	470,936
4.88%, 11/15/2035	808,000	816,757
5.50%, 11/15/2045	755,000	755,246
4.45%, 8/15/2052	399,000	336,073

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Interactive Media & Services — continued
5.40%, 8/15/2054	1,095,000	1,062,032
Snap, Inc. 6.88%, 3/1/2033 (a)	32,000	32,964
		3,474,008
IT Services — 0.1%
Accenture Capital, Inc. 4.25%, 10/4/2031	380,000	380,920
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	298,000	298,986
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	325,000	320,279
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	125,000	109,204
CoreWeave, Inc.
9.25%, 6/1/2030 (a)	119,000	109,790
9.00%, 2/1/2031 (a)	7,000	6,334
Go Daddy Operating Co. LLC 5.25%, 12/1/2027 (a)	95,000	94,996
		1,320,509
Leisure Products — 0.0% ^
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	55,000	57,367
Machinery — 0.1%
Alstom SA (France) (EURIBOR ICE Swap Rate 5 Year + 2.93%), 5.87%, 5/29/2029 (b) (d) (e) (f)	300,000	367,558
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	130,000	135,452
CTEC II GmbH (Germany) 5.25%, 2/15/2030 (b)	100,000	106,446
Enpro, Inc. 6.13%, 6/1/2033 (a)	23,000	23,759
Terex Corp.
5.00%, 5/15/2029 (a)	33,000	32,785
6.25%, 10/15/2032 (a)	78,000	79,635
TK Elevator Midco GmbH 4.38%, 7/15/2027 (b)	180,000	209,143
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	130,000	135,371
Wabash National Corp. 4.50%, 10/15/2028 (a)	375,000	343,253
		1,433,402
Marine Transportation — 0.1%
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (b)	564,619	554,738
Yinson Bergenia Production BV (Brazil) 8.50%, 1/31/2045 (a)	713,000	746,154
		1,300,892
Media — 1.5%
Charter Communications Operating LLC
2.25%, 1/15/2029	765,000	711,448
5.85%, 12/1/2035	2,420,000	2,425,501
3.50%, 6/1/2041	1,730,000	1,234,316
5.38%, 5/1/2047	958,000	803,580
3.70%, 4/1/2051	2,082,000	1,339,829
3.90%, 6/1/2052	1,038,000	681,442
5.25%, 4/1/2053	375,000	303,924
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028 (a)	235,000	235,069
7.50%, 6/1/2029 (a)	325,000	321,471
7.13%, 2/15/2031 (a)	208,000	216,488
7.50%, 3/15/2033 (a)	104,000	109,311

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
Comcast Corp.
2.80%, 1/15/2051	1,900,000	1,134,919
5.35%, 5/15/2053	1,410,000	1,299,796
2.99%, 11/1/2063	764,000	426,351
CSC Holdings LLC 5.38%, 2/1/2028 (a)	300,000	217,446
DISH DBS Corp.
7.75%, 7/1/2026	205,000	200,697
5.25%, 12/1/2026 (a)	345,000	337,042
5.75%, 12/1/2028 (a)	90,000	86,971
DISH Network Corp. 11.75%, 11/15/2027 (a)	1,305,000	1,362,694
EchoStar Corp. 6.75% (PIK), 11/30/2030 (c)	200,000	207,670
Gray Media, Inc.
10.50%, 7/15/2029 (a)	95,000	102,382
4.75%, 10/15/2030 (a)	245,000	189,056
7.25%, 8/15/2033 (a)	314,000	314,543
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	359,000	332,190
10.88%, 5/1/2030 (a)	170,000	139,899
7.75%, 8/15/2030 (a)	150,850	128,783
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (a)	105,000	105,086
Midcontinent Communications 8.00%, 8/15/2032 (a)	39,000	39,335
Outfront Media Capital LLC
5.00%, 8/15/2027 (a)	39,000	38,942
4.63%, 3/15/2030 (a)	130,000	126,475
SES SA (Luxembourg) (EURIBOR ICE Swap Rate 5 Year + 3.23%), 5.50%, 9/12/2054 (b) (d)	300,000	338,384
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (a)	123,000	128,138
Sirius XM Radio LLC 4.00%, 7/15/2028 (a)	600,000	584,900
Stagwell Global LLC 5.63%, 8/15/2029 (a)	189,000	183,660
Univision Communications, Inc.
8.00%, 8/15/2028 (a)	120,000	123,838
7.38%, 6/30/2030 (a)	90,000	91,299
9.38%, 8/1/2032 (a)	140,000	148,619
Virgin Media Vendor Financing Notes III DAC (United Kingdom) 4.88%, 7/15/2028 (b)	400,000	513,659
Ziggo Bond Co. BV (Netherlands) 3.38%, 2/28/2030 (b)	810,000	837,880
		18,123,033
Metals & Mining — 1.0%
Anglo American Capital plc (South Africa) 5.50%, 5/2/2033 (a)	2,640,000	2,741,666
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a)	185,000	180,733
6.88%, 11/1/2029 (a)	35,000	36,010
7.50%, 9/15/2031 (a)	62,000	64,842
7.00%, 3/15/2032 (a)	19,000	19,476
Commercial Metals Co. 5.75%, 11/15/2033 (a)	48,000	49,086
Freeport-McMoRan, Inc. 4.25%, 3/1/2030	1,163,000	1,157,529
Glencore Funding LLC (Australia)
6.38%, 10/6/2030 (a)	1,866,000	2,016,833
5.63%, 4/4/2034 (a)	2,237,000	2,347,068

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — continued
5.67%, 4/1/2035 (a)	1,280,000	1,345,738
Indonesia Asahan Aluminium PT (Indonesia) 5.45%, 5/15/2030 (a)	830,000	855,678
Novelis Corp. 6.88%, 1/30/2030 (a)	23,000	23,833
Novelis Sheet Ingot GmbH 3.38%, 4/15/2029 (b)	270,000	305,401
United States Steel Corp. 6.88%, 3/1/2029	21,000	21,175
Vale Overseas Ltd. (Brazil) 6.40%, 6/28/2054	1,085,000	1,112,168
		12,277,236
Multi-Utilities — 0.7%
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (d)	140,000	152,371
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (d)	1,370,000	1,428,638
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (d)	1,247,000	1,290,539
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.00%, 2/15/2056 (d)	1,357,000	1,372,986
NGG Finance plc (United Kingdom) (EUR Swap Annual 5 Year + 2.53%), 2.13%, 9/5/2082 (b) (d)	518,000	591,409
NiSource, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (d)	691,000	719,907
San Diego Gas & Electric Co. Series UUU, 3.32%, 4/15/2050	200,000	140,793
Sempra
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.79%), 6.88%, 10/1/2054 (d)	680,000	697,055
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.38%, 4/1/2056 (d)	274,000	279,122
Southern Co. Gas Capital Corp. Series 20-A, 1.75%, 1/15/2031	482,000	425,891
Veolia Environnement SA (France)
(EURIBOR ICE Swap Rate 5 Year + 2.15%), 1.63%, 6/1/2026 (b) (d) (e) (f)	900,000	1,034,443
(EUR Swap Annual 5 Year + 2.82%), 5.99%, 11/22/2028 (b) (d) (e) (f)	300,000	370,332
		8,503,486
Oil, Gas & Consumable Fuels — 3.8%
AI Candelaria -spain- SA (Colombia) 5.75%, 6/15/2033 (b)	642,000	577,800
Antero Midstream Partners LP
5.75%, 1/15/2028 (a)	110,000	110,130
5.38%, 6/15/2029 (a)	130,000	130,429
5.75%, 10/15/2033 (a)	48,000	48,237
Antero Resources Corp. 7.63%, 2/1/2029 (a)	175,000	177,800
Ascent Resources Utica Holdings LLC 6.63%, 10/15/2032 (a)	25,000	25,571
Baytex Energy Corp. (Canada)
8.50%, 4/30/2030 (a)	150,000	158,210
7.38%, 3/15/2032 (a)	50,000	50,795
Blue Racer Midstream LLC
7.00%, 7/15/2029 (a)	55,000	57,362
7.25%, 7/15/2032 (a)	175,000	186,077
BP Capital Markets America, Inc. 4.81%, 2/13/2033	2,050,000	2,086,009
BP Capital Markets plc (EUR Swap Annual 5 Year + 3.52%), 3.25%, 3/22/2026 (b) (d) (e) (f)	1,300,000	1,509,604
Buckeye Partners LP 6.75%, 2/1/2030 (a)	336,000	351,913
Cheniere Energy Partners LP
4.50%, 10/1/2029	2,380,000	2,379,323
5.95%, 6/30/2033	1,625,000	1,726,915
5.75%, 8/15/2034	2,255,000	2,361,275
5.55%, 10/30/2035 (a)	1,045,000	1,075,104
Chevron USA, Inc. 2.34%, 8/12/2050	200,000	119,013

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Chord Energy Corp.
6.00%, 10/1/2030 (a)	34,000	34,282
6.75%, 3/15/2033 (a)	179,000	184,773
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	315,000	324,873
8.75%, 7/1/2031 (a)	65,000	67,687
9.63%, 6/15/2033 (a)	32,000	34,511
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (a)	2,455,000	2,606,362
6.04%, 11/15/2033 (a)	655,000	703,375
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	330,000	331,001
Coterra Energy, Inc. 5.40%, 2/15/2035	2,309,000	2,355,427
Crescent Energy Finance LLC
9.25%, 2/15/2028 (a)	108,000	111,679
7.63%, 4/1/2032 (a)	140,000	136,313
7.38%, 1/15/2033 (a)	75,000	71,065
8.38%, 1/15/2034 (a)	45,000	44,379
Diamondback Energy, Inc. 5.75%, 4/18/2054	1,545,000	1,489,563
Ecopetrol SA (Colombia)
6.88%, 4/29/2030	630,000	639,923
7.38%, 9/18/2043	550,000	506,000
Enbridge, Inc. (Canada)
Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.25%, 1/15/2084 (d)	3,034,000	3,241,729
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (d)	123,000	141,114
Energy Transfer LP
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (d)	1,270,000	1,354,176
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.50%, 2/15/2056 (d)	1,705,000	1,680,888
Eni SpA (Italy)
4.25%, 5/9/2029 (a)	910,000	912,595
5.95%, 5/15/2054 (a)	200,000	201,013
Expand Energy Corp.
6.75%, 4/15/2029 (a)	160,000	161,164
5.38%, 3/15/2030	1,725,000	1,749,128
4.75%, 2/1/2032	75,000	74,173
5.70%, 1/15/2035	515,000	534,851
Exxon Mobil Corp. 3.00%, 8/16/2039	670,000	543,003
Genesis Energy LP
8.25%, 1/15/2029	25,000	26,112
8.00%, 5/15/2033	29,000	29,918
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	1,035,405	1,023,757
Greenko Power II Ltd. (India) 4.30%, 12/13/2028 (a)	648,367	616,760
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	191,000	197,168
Hess Midstream Operations LP 5.88%, 3/1/2028 (a)	27,000	27,454
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	40,000	39,287
Howard Midstream Energy Partners LLC 7.38%, 7/15/2032 (a)	130,000	137,213
KazMunayGas National Co. JSC (Kazakhstan)
5.75%, 4/19/2047 (b)	998,000	947,591
6.38%, 10/24/2048 (b)	562,000	569,064

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	25,000	25,199
Matador Resources Co.
6.50%, 4/15/2032 (a)	100,000	101,557
6.25%, 4/15/2033 (a)	152,000	151,795
NGL Energy Operating LLC 8.13%, 2/15/2029 (a)	145,000	149,165
NuStar Logistics LP 5.63%, 4/28/2027	40,000	40,409
Permian Resources Operating LLC
7.00%, 1/15/2032 (a)	75,000	78,099
6.25%, 2/1/2033 (a)	331,000	339,250
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (b)	599,330	578,168
Petroleos Mexicanos (Mexico)
8.75%, 6/2/2029	317,794	340,040
5.95%, 1/28/2031	950,000	915,857
6.70%, 2/16/2032	320,000	317,072
10.00%, 2/7/2033	310,000	357,771
6.63%, 6/15/2035	124,000	116,994
7.69%, 1/23/2050	1,270,000	1,132,459
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	75,000	77,524
Range Resources Corp. 8.25%, 1/15/2029	340,000	346,791
Rockies Express Pipeline LLC 6.75%, 3/15/2033 (a)	96,000	100,722
SM Energy Co.
6.63%, 1/15/2027	245,000	245,283
6.75%, 8/1/2029 (a)	34,000	33,957
7.00%, 8/1/2032 (a)	31,000	30,330
Sunoco LP 5.63%, 3/15/2031 (a)	320,000	321,820
Tallgrass Energy Partners LP
7.38%, 2/15/2029 (a)	15,000	15,564
6.00%, 12/31/2030 (a)	250,000	249,167
6.00%, 9/1/2031 (a)	65,000	64,243
6.75%, 3/15/2034 (a)	71,000	71,084
TotalEnergies Capital International SA (France) 3.13%, 5/29/2050	310,000	212,341
TotalEnergies Capital SA (France) 5.28%, 9/10/2054	300,000	288,503
Transcanada Trust (Canada) Series 16-A, (3-MONTH SOFR + 4.64%), 5.88%, 8/15/2076 (d)	810,000	810,672
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	23,000	23,558
9.50%, 2/1/2029 (a)	26,000	27,421
7.00%, 1/15/2030 (a)	194,000	190,313
9.88%, 2/1/2032 (a)	234,000	243,625
Vital Energy, Inc. 7.88%, 4/15/2032 (a)	60,000	58,147
		45,035,838
Paper & Forest Products — 0.1%
Suzano Austria GmbH (Brazil) 6.00%, 1/15/2029	1,200,000	1,234,800
Passenger Airlines — 0.0% ^
American Airlines, Inc.
5.50%, 4/20/2026 (a)	10,834	10,853
5.75%, 4/20/2029 (a)	200,000	202,354

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Passenger Airlines — continued
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	269,000	265,705
VistaJet Malta Finance plc (Switzerland) 9.50%, 6/1/2028 (a)	50,000	51,782
		530,694
Personal Care Products — 0.1%
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	130,000	129,727
4.13%, 4/1/2029 (a)	165,000	155,488
Ontex Group NV (Belgium) 5.25%, 4/15/2030 (b)	160,000	190,486
Perrigo Finance Unlimited Co.
5.38%, 9/30/2032	145,000	169,732
6.13%, 9/30/2032	24,000	23,431
		668,864
Pharmaceuticals — 0.6%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	337,000	348,396
Bausch Health Cos., Inc.
4.88%, 6/1/2028 (a)	380,000	343,898
6.25%, 2/15/2029 (a)	140,000	114,727
Bayer AG (Germany) Series NC5, (EUR Swap Annual 5 Year + 3.43%), 6.63%, 9/25/2083 (b) (d)	500,000	616,702
Bristol-Myers Squibb Co.
5.20%, 2/22/2034	1,310,000	1,374,779
5.55%, 2/22/2054	2,292,000	2,315,644
Cheplapharm Arzneimittel GmbH (Germany)
7.50%, 5/15/2030 (b)	160,000	192,345
7.13%, 6/15/2031 (a)	123,000	145,611
Dolcetto Holdco SpA (Italy) 5.63%, 7/14/2032 (b)	150,000	176,633
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a)	16,000	16,644
Neopharmed Gentili SpA (Italy) 7.13%, 4/8/2030 (a)	208,000	250,928
Nidda Healthcare Holding GmbH (Germany) 5.38%, 10/23/2030 (a)	140,000	165,828
Organon & Co.
2.88%, 4/30/2028 (b)	300,000	335,031
4.13%, 4/30/2028 (a)	310,000	302,116
Rossini SARL (Italy)
6.75%, 12/31/2029 (a)	119,000	145,277
6.75%, 12/31/2029 (b)	300,000	366,245
		7,210,804
Real Estate Management & Development — 0.1%
Anywhere Real Estate Group LLC
5.25%, 4/15/2030 (a)	190,000	177,083
9.75%, 4/15/2030 (a)	60,000	65,181
Aroundtown SA (Germany) 3.50%, 5/13/2030 (b)	200,000	230,344
Country Garden Holdings Co. Ltd. (China)
3.13%, 10/22/2025 (b) (i)	1,072,000	99,696
7.25%, 4/8/2026 (b) (i)	1,540,000	140,140
New Immo Holding SA (France) 3.25%, 7/23/2027 (b)	200,000	231,075
		943,519

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Retail REITs — 0.1%
NNN REIT, Inc. 5.50%, 6/15/2034	280,000	292,148
Regency Centers LP 2.95%, 9/15/2029	320,000	306,672
		598,820
Semiconductors & Semiconductor Equipment — 0.4%
Amkor Technology, Inc. 5.88%, 10/1/2033 (a)	213,000	216,838
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	300,000	320,929
Broadcom, Inc.
4.55%, 2/15/2032	400,000	404,732
3.14%, 11/15/2035 (a)	1,463,000	1,281,352
Entegris, Inc.
4.38%, 4/15/2028 (a)	60,000	59,417
5.95%, 6/15/2030 (a)	580,000	593,755
Foundry JV Holdco LLC 5.50%, 1/25/2031 (a)	550,000	571,954
Kioxia Holdings Corp. (Japan) 6.25%, 7/24/2030 (a)	200,000	205,802
Marvell Technology, Inc.
2.95%, 4/15/2031	730,000	677,447
5.45%, 7/15/2035	391,000	404,067
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	43,000	41,918
Qnity Electronics, Inc. 6.25%, 8/15/2033 (a)	250,000	259,083
Synaptics, Inc. 4.00%, 6/15/2029 (a)	95,000	91,268
		5,128,562
Software — 0.3%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	340,000	337,670
Elastic NV 4.13%, 7/15/2029 (a)	215,000	207,348
Fair Isaac Corp. 6.00%, 5/15/2033 (a)	42,000	43,170
NCR Voyix Corp. 5.00%, 10/1/2028 (a)	95,000	94,302
Oracle Corp.
3.60%, 4/1/2050	5,000	3,307
5.38%, 9/27/2054	799,000	682,502
6.00%, 8/3/2055	744,000	691,244
RingCentral, Inc. 8.50%, 8/15/2030 (a)	408,000	434,141
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	75,000	74,988
6.50%, 6/1/2032 (a)	745,000	775,315
Synopsys, Inc. 5.70%, 4/1/2055	269,000	269,654
		3,613,641
Specialized REITs — 0.1%
Crown Castle, Inc. 4.80%, 9/1/2028	740,000	749,749
Iron Mountain, Inc.
5.25%, 3/15/2028 (a)	105,000	104,815
5.00%, 7/15/2028 (a)	35,000	34,822
4.88%, 9/15/2029 (a)	160,000	158,079
Millrose Properties, Inc. 6.38%, 8/1/2030 (a)	165,000	168,321
		1,215,786
Specialty Retail — 0.2%
Agrifarma SpA (Italy) 4.50%, 10/31/2028 (b)	400,000	466,681

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — continued
Asbury Automotive Group, Inc.
4.63%, 11/15/2029 (a)	202,000	198,141
4.75%, 3/1/2030	100,000	98,174
Escrow Rite Aid 0.00%, 12/31/2049 ‡ (i)	14,602	—
Fressnapf Holding SE (Germany) 5.25%, 10/31/2031 (b)	170,000	198,795
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	50,000	47,429
Group 1 Automotive, Inc. 6.38%, 1/15/2030 (a)	21,000	21,573
Lithia Motors, Inc. 5.50%, 10/1/2030 (a)	26,000	26,130
PetSmart LLC 7.50%, 9/15/2032 (a)	250,000	251,915
Saks Global Enterprises LLC 11.00%, 12/15/2029 (a)	62,580	21,684
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	265,000	259,101
Staples, Inc.
10.75%, 9/1/2029 (a)	520,000	511,077
12.75%, 1/15/2030 (a)	20,145	15,878
		2,116,578
Technology Hardware, Storage & Peripherals — 0.1%
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	394,000	418,318
Seagate Data Storage Technology Pte. Ltd.
8.25%, 12/15/2029 (a)	21,000	22,309
8.50%, 7/15/2031 (a)	110,000	117,179
5.75%, 12/1/2034 (a)	105,000	107,938
Xerox Corp. 10.25%, 10/15/2030 (a)	45,000	46,139
Xerox Holdings Corp. 8.88%, 11/30/2029 (a)	131,000	48,075
		759,958
Textiles, Apparel & Luxury Goods — 0.1%
Beach Acquisition Bidco LLC 5.25%, 7/15/2032 (b)	160,000	190,135
Birkenstock Financing SARL 5.25%, 4/30/2029 (b)	400,000	470,600
CT Investment GmbH (Germany) 6.38%, 4/15/2030 (a)	133,000	159,904
Hanesbrands, Inc. 9.00%, 2/15/2031 (a)	20,000	21,069
VF Corp.
0.25%, 2/25/2028	200,000	212,461
2.95%, 4/23/2030	178,000	159,763
		1,213,932
Tobacco — 0.4%
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	2,710,000	2,601,264
7.08%, 8/2/2043	1,690,000	1,913,704
		4,514,968
Trading Companies & Distributors — 0.2%
Herc Holdings, Inc.
5.50%, 7/15/2027 (a)	70,000	69,991
7.00%, 6/15/2030 (a)	454,000	476,578
Imola Merger Corp. 4.75%, 5/15/2029 (a)	385,000	380,282
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	125,000	130,540
Rexel SA (France) 2.13%, 12/15/2028 (b)	260,000	296,015

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Trading Companies & Distributors — continued
United Rentals North America, Inc.
5.38%, 11/15/2033 (a)	42,000	42,097
6.13%, 3/15/2034 (a)	215,000	224,546
WESCO Distribution, Inc.
6.38%, 3/15/2029 (a)	208,000	214,901
6.63%, 3/15/2032 (a)	25,000	26,222
6.38%, 3/15/2033 (a)	43,000	44,972
		1,906,144
Transportation Infrastructure — 0.1%
Abertis Infraestructuras Finance BV (Spain)
(EUR Swap Annual 5 Year + 3.27%), 2.63%, 1/26/2027 (b) (d) (e) (f)	200,000	229,649
(EURIBOR ICE Swap Rate 5 Year + 2.35%), 4.75%, 11/23/2030 (b) (d) (e) (f)	200,000	237,133
Mundys SpA (Italy) 1.88%, 2/12/2028 (b)	370,000	419,152
		885,934
Wireless Telecommunication Services — 0.7%
Altice France Lux 3 (Luxembourg) 10.00%, 1/15/2033 (a)	102,947	98,068
Digicel International Finance Ltd. (Jamaica) 8.63%, 8/1/2032 (a)	342,000	349,156
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	30,000	26,135
Iliad Holding SAS (France)
5.63%, 10/15/2028 (a)	344,000	405,235
5.63%, 10/15/2028 (b)	300,000	353,403
6.88%, 4/15/2031 (a)	164,000	203,184
6.88%, 4/15/2031 (b)	200,000	247,785
PLT VII Finance SARL (Luxembourg) 6.00%, 6/15/2031 (a)	302,000	363,564
Sunrise HoldCo IV BV (Netherlands) 3.88%, 6/15/2029 (b)	225,000	258,710
Telefonica Europe BV (Spain)
(EUR Swap Annual 7 Year + 3.35%), 6.14%, 2/3/2030 (b) (d) (e) (f)	700,000	866,355
(EURIBOR ICE Swap Rate 8 Year + 3.62%), 6.75%, 6/7/2031 (b) (d) (e) (f)	300,000	385,655
T-Mobile USA, Inc.
2.63%, 2/15/2029	177,000	168,867
3.38%, 4/15/2029	1,460,000	1,423,059
2.25%, 11/15/2031	2,586,000	2,298,264
Vmed O2 UK Financing I plc (United Kingdom) 5.63%, 4/15/2032 (b)	200,000	234,926
Vodafone Group plc (United Kingdom)
(EUR Swap Annual 5 Year + 3.43%), 4.20%, 10/3/2078 (b) (d)	400,000	475,836
(EUR Swap Annual 5 Year + 3.48%), 3.00%, 8/27/2080 (b) (d)	200,000	223,414
(EUR Swap Annual 5 Year + 3.49%), 6.50%, 8/30/2084 (b) (d)	200,000	252,136
		8,633,752
Total Corporate Bonds (Cost $478,639,572)		482,452,115
Asset-Backed Securities — 15.7%
ACC Trust Series 2021-1, Class D, 5.25%, 3/22/2027 (a)	400,029	83,294
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (a)	75,107	70,408
Series 2021-1H, Class B, 1.90%, 10/20/2040 (a)	99,615	93,456
Series 2021-1H, Class C, 2.35%, 10/20/2040 (a)	436,804	410,907

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Affirm Asset Securitization Trust Series 2024-B, Class A, 4.62%, 9/15/2029 (a)	3,290,000	3,297,598
American Credit Acceptance Receivables Trust
Series 2022-3, Class F, 9.76%, 5/14/2029 (a)	1,650,000	1,660,136
Series 2023-2, Class C, 5.96%, 8/13/2029 (a)	280,600	280,934
Series 2023-3, Class D, 6.82%, 10/12/2029 (a)	2,300,000	2,343,405
Series 2022-4, Class E, 10.00%, 1/14/2030 (a)	575,000	588,579
Series 2024-2, Class D, 6.53%, 4/12/2030 (a)	542,000	553,597
Series 2023-4, Class D, 7.65%, 9/12/2030 (a)	1,400,000	1,446,627
Series 2025-4, Class C, 4.83%, 1/13/2031 (a)	1,160,000	1,163,363
Series 2025-2, Class C, 5.11%, 3/12/2031 (a)	1,000,000	1,005,791
Series 2025-2, Class D, 5.50%, 7/14/2031 (a)	1,325,000	1,339,106
Series 2024-4, Class D, 5.34%, 8/12/2031 (a)	802,000	806,722
Series 2025-1, Class D, 5.54%, 8/12/2031 (a)	3,914,000	3,959,484
Series 2025-4, Class D, 5.25%, 9/12/2031 (a)	2,600,000	2,611,483
Series 2024-2, Class E, 7.87%, 11/12/2031 (a)	1,000,000	1,026,958
Series 2025-3, Class C, 4.95%, 7/12/2032 (a)	1,885,000	1,894,359
Series 2025-3, Class D, 5.19%, 7/12/2032 (a)	2,000,000	2,005,618
Amur Equipment Finance Receivables LLC Series 2022-2A, Class A2, 5.30%, 6/21/2028 (a)	79,725	79,900
Apidos CLO (Cayman Islands) Series 2020-34A, Class A1R, 5.30%, 1/20/2035 (a) (h)	300,000	300,376
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2004-HE7, Class M2, 5.64%, 10/25/2034 (h)	18,722	18,990
Avis Budget Rental Car Funding AESOP LLC
Series 2023-1A, Class C, 6.23%, 4/20/2029 (a)	635,000	652,971
Series 2023-8A, Class C, 7.34%, 2/20/2030 (a)	1,200,000	1,274,560
Series 2024-3A, Class B, 5.58%, 12/20/2030 (a)	384,000	395,307
Series 2024-3A, Class C, 6.11%, 12/20/2030 (a)	359,000	371,223
Ballyrock CLO Ltd. (Cayman Islands) Series 2020-2A, Class A2R, 5.70%, 10/20/2031 (a) (h)	2,600,000	2,603,245
Bayview Opportunity Master Fund LLC Series 2024-CAR1, Class C, 5.57%, 12/26/2031 (a) (h)	103,505	103,853
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class D, 6.03%, 11/15/2029	1,100,000	1,114,059
Series 2024-4, Class D, 5.23%, 8/15/2030	900,000	902,100
Series 2025-1, Class D, 5.64%, 11/15/2030	975,000	987,280
Series 2025-4, Class D, 5.41%, 8/15/2031	1,000,000	1,002,862
Business Jet Securities LLC
Series 2024-1A, Class A, 6.20%, 5/15/2039 ‡ (a)	1,394,439	1,424,750
Series 2024-2A, Class C, 7.97%, 9/15/2039 ‡ (a)	703,292	708,600
Buttermilk Park CLO Ltd. (Cayman Islands)
Series 2018-1A, Class B1R, 5.50%, 10/15/2031 (a) (h)	391,608	391,482
Series 2018-1A, Class CR, 5.85%, 10/15/2031 (a) (h)	1,412,840	1,414,579
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands) Series 2015-4A, Class BR3, 5.33%, 7/20/2032 (a) (h)	425,000	424,768
Carlyle US CLO Ltd. (Cayman Islands) Series 2021-7A, Class CR, 5.90%, 4/15/2040 (a) (h)	700,000	699,548
CARS-DB5 LP Series 2021-1A, Class A2, 2.28%, 8/15/2051 (a)	885,301	763,299
CIFC Funding Ltd. (Cayman Islands) Series 2022-2A, Class BR, 5.28%, 4/19/2035 (a) (h)	1,400,000	1,392,615
Commonbond Student Loan Trust
Series 2018-AGS, Class B, 3.58%, 2/25/2044 (a)	161,076	144,254
Series 2018-AGS, Class C, 3.82%, 2/25/2044 (a)	47,270	39,501
Countrywide Asset-Backed Certificates Series 2002-4, Class M1, 5.19%, 12/25/2032 (h)	211,592	224,053
Credit Acceptance Auto Loan Trust
Series 2022-1A, Class C, 5.70%, 10/15/2032 (a)	189,006	189,135
Series 2024-1A, Class A, 5.68%, 3/15/2034 (a)	753,000	759,394

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-1A, Class B, 6.03%, 5/15/2034 (a)	663,000	672,576
Series 2024-1A, Class C, 6.71%, 7/17/2034 (a)	870,000	889,494
Series 2024-3A, Class B, 4.85%, 11/15/2034 (a)	910,000	912,671
Series 2024-3A, Class C, 5.39%, 1/16/2035 (a)	560,000	566,878
DailyPay Securitization Trust Series 2025-1A, Class A, 5.63%, 6/26/2028 (a)	230,000	231,696
Drive Auto Receivables Trust
Series 2024-1, Class C, 5.43%, 11/17/2031	2,572,000	2,605,272
Series 2024-2, Class C, 4.67%, 5/17/2032	513,000	515,637
Series 2024-2, Class D, 4.94%, 5/17/2032	537,000	541,418
Series 2025-1, Class D, 5.41%, 9/15/2032	680,000	689,327
Series 2025-2, Class D, 4.90%, 12/15/2032	2,000,000	1,989,378
DT Auto Owner Trust Series 2022-1A, Class E, 5.53%, 3/15/2029 (a)	1,000,000	998,674
Elmwood CLO Ltd. (Cayman Islands) Series 2019-3A, Class BRR, 5.58%, 7/18/2037 (a) (h)	1,250,000	1,250,786
Exeter Automobile Receivables Trust
Series 2022-3A, Class D, 6.76%, 9/15/2028	1,946,380	1,968,280
Series 2022-4A, Class D, 5.98%, 12/15/2028	890,919	897,468
Series 2022-4A, Class E, 8.23%, 3/15/2030 (a)	1,553,000	1,574,520
Series 2024-3A, Class D, 5.98%, 9/16/2030	750,000	762,227
Series 2025-4A, Class D, 5.23%, 1/15/2032	895,000	900,029
FHF Trust Series 2022-2A, Class A, 6.14%, 12/15/2027 (a)	141,197	141,386
FirstKey Homes Trust Series 2022-SFR2, Class F1, 4.50%, 7/17/2039 (a)	3,000,000	2,917,083
Flagship Credit Auto Trust Series 2023-1, Class B, 5.05%, 1/18/2028 (a)	204,847	204,768
GLS Auto Receivables Issuer Trust
Series 2022-2A, Class D, 6.15%, 4/17/2028 (a)	1,468,564	1,479,879
Series 2022-3A, Class D, 6.42%, 6/15/2028 (a)	160,000	161,630
GNR Series 2020-184, 1.00%, 11/22/2035 (k)	19,000,000	1,128,125
Hertz Vehicle Financing LLC
Series 2023-1A, Class A, 5.49%, 6/25/2027 (a)	1,200,000	1,204,940
Series 2023-1A, Class C, 6.91%, 6/25/2027 (a)	876,000	881,358
Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	1,400,000	1,421,015
Series 2025-4A, Class B, 5.90%, 12/25/2031 (a)	660,000	674,569
Hertz Vehicle Financing LP
Series 2021-2A, Class A, 1.68%, 12/27/2027 (a)	2,000,000	1,955,174
Series 2021-2A, Class B, 2.12%, 12/27/2027 (a)	1,393,000	1,361,747
Series 2021-2A, Class C, 2.52%, 12/27/2027 (a)	1,726,000	1,687,459
Huntington Bank Auto Credit-Linked Notes Series 2024-2, Class B1, 5.44%, 10/20/2032 (a)	975,040	985,203
JetBlue Pass-Through Trust Series 2019-1, Class A, 2.95%, 5/15/2028	125,924	117,041
KKR CLO Ltd. (Cayman Islands) Series 2023-52A, Class CR, 5.84%, 7/16/2038 (a) (h)	550,000	549,282
KREF Ltd. Series 2021-FL2, Class A, 5.15%, 2/15/2039 (a) (h)	1,136,524	1,135,843
Lendingpoint Asset Securitization Trust
Series 2021-B, Class C, 3.21%, 2/15/2029 (a)	85,043	84,271
Series 2022-A, Class D, 4.54%, 6/15/2029 (a)	437,982	240,681
Lendmark Funding Trust
Series 2021-1A, Class A, 1.90%, 11/20/2031 (a)	270,000	262,229
Series 2024-2A, Class A, 4.47%, 2/21/2034 (a)	511,000	511,607
Series 2024-2A, Class D, 5.69%, 2/21/2034 (a)	250,000	250,682
Series 2025-1A, Class A, 4.94%, 9/20/2034 (a)	700,000	708,407
Series 2025-2A, Class A, 4.78%, 10/20/2034 (a)	1,600,000	1,614,575
Series 2025-2A, Class C, 5.28%, 10/20/2034 (a)	1,100,000	1,112,989

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2025-3A, Class C, 5.04%, 5/20/2035 (a)	735,000	733,653
Series 2025-3A, Class D, 5.64%, 5/20/2035 (a)	1,110,000	1,107,961
Madison Park Funding Ltd. (Cayman Islands)
Series 2021-49A, Class B1R, 5.33%, 10/19/2034 (a) (h)	1,650,000	1,647,088
Series 2021-52A, Class BR, 5.41%, 1/22/2035 (a) (h)	1,200,000	1,200,406
Magnetite Ltd. (Cayman Islands)
Series 2019-22A, Class BRR, 5.50%, 7/15/2036 (a) (h)	933,000	932,488
Series 2019-22A, Class CRR, 5.75%, 7/15/2036 (a) (h)	570,000	568,422
Series 2016-17A, Class BR2, 5.83%, 4/20/2037 (a) (h)	1,932,000	1,934,680
Series 2024-40A, Class B1, 5.65%, 7/15/2037 (a) (h)	2,300,000	2,301,405
Mariner Finance issuance Trust
Series 2024-BA, Class A, 4.91%, 11/20/2038 (a)	1,000,000	1,018,188
Series 2024-BA, Class C, 5.73%, 11/20/2038 (a)	342,000	352,392
Marlette Funding Trust Series 2021-2A, Class D, 2.16%, 9/15/2031 (a)	61,249	60,758
Mid-State Capital Corp. Trust Series 2006-1, Class M2, 6.74%, 10/15/2040 (a)	887,808	900,593
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-NC7, Class M3, 5.04%, 7/25/2034 (h)	55,445	59,645
Series 2004-HE8, Class M2, 5.09%, 9/25/2034 (h)	60,125	64,003
Series 2005-NC1, Class M3, 4.83%, 1/25/2035 (h)	347,409	351,742
MVW LLC Series 2021-1WA, Class D, 3.17%, 1/22/2041 (a)	347,901	335,497
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2021-42A, Class BR, 5.29%, 7/16/2036 (a) (h)	950,000	949,837
Series 2021-42A, Class CR, 5.74%, 7/16/2036 (a) (h)	1,900,000	1,902,679
Series 2022-50A, Class BR, 5.51%, 7/23/2036 (a) (h)	1,000,000	999,910
Series 2022-50A, Class CR, 5.76%, 7/23/2036 (a) (h)	649,123	648,930
Series 2020-38A, Class BR2, 5.28%, 10/20/2036 (a) (h)	2,000,000	1,996,538
Series 2020-38A, Class CR2, 5.76%, 10/20/2036 (a) (h)	1,100,000	1,098,567
Series 2019-34A, Class BR2, 5.53%, 7/20/2039 (a) (h)	1,060,000	1,062,895
New Century Home Equity Loan Trust
Series 2004-2, Class M2, 5.00%, 8/25/2034 (h)	3,203	5,684
Series 2004-4, Class M2, 4.86%, 2/25/2035 (h)	2,384	4,251
NRM FNT1 Excess LLC Series 2024-FNT1, Class A, 7.40%, 11/25/2031 (a) (j)	2,649,203	2,697,643
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (a)	415,917	409,921
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	390,751	383,368
OCP Aegis CLO Ltd. (Cayman Islands) Series 2025-41A, Class B1, 5.62%, 4/21/2037 (a) (h)	3,300,000	3,303,445
OCP CLO Ltd. (Cayman Islands) Series 2022-25A, Class B1R, 5.63%, 7/20/2037 (a) (h)	1,100,000	1,100,692
Octagon Investment Partners Ltd. (Cayman Islands)
Series 2018-18A, Class A1A, 5.12%, 4/16/2031 (a) (h)	93,948	93,922
Series 2019-1A, Class BR, 5.71%, 10/25/2032 (a) (h)	2,039,000	2,037,980
OnDeck Asset Securitization Trust LLC Series 2023-1A, Class A, 7.00%, 8/19/2030 (a)	1,404,000	1,419,546
OneMain Direct Auto Receivables Trust Series 2025-1A, Class D, 6.10%, 7/14/2037 (a)	690,000	712,571
Onemain Financial Issuance Trust Series 2025-1A, Class D, 5.79%, 7/14/2038 (a)	450,000	456,870
OneMain Financial Issuance Trust Series 2023-2A, Class A2, 5.65%, 9/15/2036 (a) (h)	2,738,000	2,763,159
Oportun Funding Trust Series 2024-3, Class B, 5.48%, 8/15/2029 (a)	329,000	329,685
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (a)	556,228	545,056
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	287,319	282,026
Series 2021-C, Class A, 2.18%, 10/8/2031 (a)	860,527	845,117

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Option One Mortgage Loan Trust Series 2004-3, Class M3, 5.04%, 11/25/2034 (h)	15,111	16,356
Pagaya AI Debt Selection Trust
Series 2021-HG1, Class B, 1.82%, 1/16/2029 (a)	62,759	62,612
Series 2021-3, Class C, 3.27%, 5/15/2029 (a)	438,245	432,238
Palmer Square CLO Ltd. (Cayman Islands) Series 2021-2A, Class BR, 5.60%, 2/15/2038 (a) (h)	3,300,000	3,302,373
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2024-3A, Class B, 5.76%, 8/8/2032 (a) (h)	1,600,000	1,600,274
Series 2024-1A, Class B, 5.70%, 10/15/2032 (a) (h)	750,000	750,646
PRET LLC
Series 2021-RN4, Class A2, 10.19%, 10/25/2051 (a) (h)	2,751,634	2,757,504
Series 2024-NPL9, Class A1, 5.85%, 12/25/2054 (a) (j)	914,425	914,899
Series 2025-NPL2, Class A1, 5.84%, 3/25/2055 (a) (j)	2,306,783	2,314,606
Series 2025-NPL4, Class A1, 6.37%, 4/25/2055 (a) (j)	1,771,274	1,781,195
Series 2025-NPL3, Class A1, 6.71%, 4/25/2055 (a) (j)	1,195,689	1,204,101
Progress Residential Trust Series 2021-SFR9, Class A, 2.01%, 11/17/2040 (a)	3,218,088	3,038,758
RCO Mortgage LLC Series 2025-3, Class A1, 6.43%, 5/25/2030 (a) (j)	1,107,667	1,110,237
Renaissance Home Equity Loan Trust
Series 2005-1, Class AF6, 5.47%, 5/25/2035 (j)	25,513	25,667
Series 2005-2, Class M1, 5.55%, 8/25/2035 (j)	1,118,086	1,071,524
Republic Finance Issuance Trust
Series 2021-A, Class D, 5.23%, 12/22/2031 (a)	1,500,000	1,484,771
Series 2024-B, Class A, 5.42%, 11/20/2037 (a)	1,866,000	1,903,136
RR Ltd. (Cayman Islands) Series 2020-12A, Class A2R3, 5.50%, 1/15/2036 (a) (h)	1,916,000	1,914,948
Santander Drive Auto Receivables Trust
Series 2022-6, Class C, 4.96%, 11/15/2028	165,590	165,918
Series 2023-4, Class B, 5.77%, 12/15/2028	894,000	902,753
Series 2025-2, Class D, 5.47%, 5/15/2031	1,800,000	1,827,264
Series 2025-3, Class D, 5.11%, 9/15/2031	1,600,000	1,608,296
Series 2024-3, Class D, 5.97%, 10/15/2031	1,470,000	1,502,848
Series 2025-4, Class D, 4.95%, 1/15/2032	609,000	611,363
Series 2024-5, Class D, 5.14%, 2/17/2032	699,000	704,202
SBA Small Business Investment Cos.
Series 2023-10A, Class 1, 5.17%, 3/10/2033	2,351,080	2,399,397
Series 2023-10B, Class 1, 5.69%, 9/10/2033	1,014,337	1,050,677
Series 2024-10A, Class 1, 5.04%, 3/10/2034	1,945,770	1,986,164
SCF Equipment Leasing LLC
Series 2025-1A, Class D, 5.88%, 11/20/2035 (a)	1,038,000	1,070,314
Series 2025-1A, Class E, 6.75%, 11/20/2035 (a)	1,434,000	1,476,119
Series 2025-2A, Class D, 5.33%, 6/20/2036 (a)	535,000	534,719
Series 2025-2A, Class E, 6.21%, 6/20/2036 (a)	755,000	759,002
Small Business Administration Participation Certificates Series 2025-25J, Class 1, 4.79%, 10/1/2050	980,000	994,439
Stifel SBA Trust Series 2025-2A, Class A1, 2.55%, 8/25/2036 (a) (h)	12,091,467	732,743
Structured Asset Investment Loan Trust Series 2004-8, Class M2, 5.00%, 9/25/2034 (h)	37,500	33,031
Symphony CLO Ltd. (Cayman Islands)
Series 2015-16A, Class B1RR, 5.60%, 10/15/2031 (a) (h)	976,000	976,488
Series 2019-21A, Class CR2, 5.65%, 7/15/2032 (a) (h)	1,250,000	1,248,372
Series 2016-18A, Class CR4, 6.23%, 10/23/2037 (a) (h)	1,080,000	1,080,338
Theorem Funding Trust Series 2022-2A, Class B, 9.27%, 12/15/2028 (a)	1,528,244	1,530,752
TRTX Issuer Ltd. (Cayman Islands) Series 2025-FL6, Class A, 5.50%, 9/18/2042 (a) (h)	1,200,000	1,202,609

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
US Auto Funding Series 2021-1A, Class C, 2.20%, 5/15/2026 (a)	646,230	518,976
VCAT LLC Series 2025-NPL3, Class A1, 5.89%, 2/25/2055 (a) (j)	495,205	495,949
Voya CLO Ltd. (Cayman Islands) Series 2022-1A, Class BR, 5.63%, 4/20/2035 (a) (h)	3,830,000	3,829,609
Western Funding Auto Loan Trust
Series 2025-1, Class A, 4.75%, 7/16/2035 (a)	1,285,000	1,294,094
Series 2025-1, Class D, 5.79%, 1/15/2036 (a)	350,000	354,824
Westlake Automobile Receivables Trust
Series 2023-3A, Class D, 6.47%, 3/15/2029 (a)	1,265,000	1,294,443
Series 2024-1A, Class D, 6.02%, 10/15/2029 (a)	544,000	553,685
Series 2024-3A, Class D, 5.21%, 4/15/2030 (a)	2,100,000	2,125,918
Total Asset-Backed Securities (Cost $185,600,143)		185,953,167
Mortgage-Backed Securities — 11.8%
FHLMC Gold Pools, Other Pool # WN2492, 4.93%, 6/1/2028	866,091	876,856
FHLMC UMBS, 30 Year Pool # SD8342, 5.50%, 7/1/2053	2,721,738	2,764,470
FNMA UMBS, 30 Year
Pool # MA4783, 4.00%, 10/1/2052	9,745,923	9,342,358
Pool # FS8290, 5.50%, 9/1/2053	12,207,645	12,511,708
Pool # FS8365, 5.50%, 6/1/2054	3,024,861	3,084,191
FNMA, Other
Pool # BS9065, 4.62%, 7/1/2028	1,600,000	1,614,660
Pool # BF0263, 3.50%, 5/1/2058	866,487	795,315
GNMA II, 30 Year
Pool # MA8200, 4.00%, 8/20/2052	33,347,297	31,933,753
Pool # 787892, 5.50%, 2/20/2055	3,667,292	3,734,441
GNMA II, Single Family, 30 Year
TBA, 5.00%, 12/15/2055 (k)	33,207,000	33,167,069
TBA, 5.50%, 12/15/2055 (k)	37,005,000	37,370,523
TBA, 5.50%, 1/15/2056 (k)	1,710,000	1,725,355
Total Mortgage-Backed Securities (Cost $137,569,947)		138,920,699
Foreign Government Securities — 8.9%
Arab Republic of Egypt 7.63%, 5/29/2032 (b)	1,180,000	1,207,140
Argentine Republic 4.12%, 7/9/2035 (j)	2,421,487	1,721,980
Benin Government Bond 7.96%, 2/13/2038 (b)	1,231,000	1,250,831
Commonwealth of the Bahamas 8.25%, 6/24/2036 (a)	262,000	283,877
Czech Republic
4.90%, 4/14/2034	CZK60,550,000	2,979,827
3.50%, 5/30/2035	CZK119,190,000	5,255,836
Eagle Funding Luxco SARL 5.50%, 8/17/2030 (a)	1,175,000	1,191,908
Federal Republic of Nigeria 9.13%, 1/13/2046 (a)	1,400,000	1,484,700
Hashemite Kingdom of Jordan 5.85%, 7/7/2030 (b)	1,149,000	1,154,171
Hungary Government Bond
5.50%, 3/26/2036 (a)	1,233,000	1,233,308
6.75%, 9/25/2052 (a)	639,000	688,203
Islamic Republic of Pakistan 6.88%, 12/5/2027 (b)	615,000	615,493
Istanbul Metropolitan Municipality
6.38%, 12/9/2025 (b)	530,000	529,523

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
10.50%, 12/6/2028 (b)	480,000	525,514
Japan Government Bond 2.40%, 3/20/2055	JPY629,350,000	3,340,283
Kingdom of Morocco 6.50%, 9/8/2033 (b)	1,065,000	1,154,460
Lebanese Republic 6.38%, 3/9/2020 (b) (i)	1,280,000	280,960
Mex Bonos Desarr Fix Rt
8.50%, 2/28/2030	MXN252,100,000	13,912,956
7.75%, 5/29/2031	MXN129,670,000	6,877,271
8.00%, 5/24/2035	MXN120,760,000	6,192,117
Notas do Tesouro Nacional 10.00%, 1/1/2031	BRL28,000,000	4,894,954
Republic of Colombia
5.00%, 9/19/2032	EUR417,000	468,390
8.75%, 11/14/2053	410,000	458,380
Republic of Costa Rica 7.30%, 11/13/2054 (a)	325,000	360,506
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (b)	560,000	566,269
6.88%, 10/17/2040 (a)	EUR1,880,000	2,086,020
Republic of Guatemala 6.05%, 8/6/2031 (a)	976,000	1,013,254
Republic of Indonesia
6.88%, 4/15/2029	IDR42,329,000,000	2,635,555
7.00%, 2/15/2033	IDR25,832,000,000	1,621,392
6.75%, 7/15/2035	IDR96,778,000,000	5,981,571
Republic of Kenya
9.50%, 3/5/2036 (a)	741,000	749,892
8.80%, 10/9/2038 (a)	200,000	193,438
Republic of Paraguay
4.95%, 4/28/2031 (a)	1,160,000	1,169,280
3.85%, 6/28/2033 (a)	208,000	194,350
5.60%, 3/13/2048 (b)	820,000	780,128
5.40%, 3/30/2050 (a)	470,000	434,280
Republic of Poland
2.00%, 8/25/2036	PLN20,267,074	5,067,874
5.50%, 3/18/2054	1,276,000	1,243,143
Republic of South Africa
9.00%, 1/31/2040	ZAR139,012,000	7,950,621
5.65%, 9/27/2047	411,000	348,012
7.30%, 4/20/2052	1,400,000	1,410,598
Republic of Turkiye (The)
HB, 36.00%, 8/12/2026	TRY180,966,527	4,218,525
HB, 30.00%, 9/12/2029	TRY53,328,069	1,183,299
7.63%, 5/15/2034	726,000	779,884
6.50%, 1/3/2035	1,454,000	1,453,818
Romania Government Bond
6.38%, 1/30/2034 (a)	260,000	268,190
7.50%, 2/10/2037 (a)	476,000	522,039
6.13%, 10/7/2037 (a)	EUR700,000	815,819
4.63%, 4/3/2049 (a)	EUR495,000	454,329
Suriname Government International Bond
7.70%, 11/6/2030 (a)	200,000	205,450
8.50%, 11/6/2035 (a)	529,000	569,500

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Turkiye Ihracat Kredi Bankasi A/S 6.38%, 10/3/2030 (a)	429,000	428,597
United Arab Emirates Government Bond 4.00%, 7/28/2050 (a)	1,180,000	825,268
United Mexican States
7.38%, 5/13/2055	672,000	736,512
3.77%, 5/24/2061	1,378,000	861,939
Total Foreign Government Securities (Cost $102,498,658)		104,831,434
Collateralized Mortgage Obligations — 6.9%
Alternative Loan Trust
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	71,887	74,978
Series 2004-28CB, Class 2A4, 5.75%, 1/25/2035	134,372	125,549
Series 2004-28CB, Class 3A1, 6.00%, 1/25/2035	297,791	266,248
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	536,691	424,898
American Home Mortgage Assets Trust Series 2006-6, Class A1A, 4.26%, 12/25/2046 (h)	719,112	631,132
Anchor Mortgage Trust Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (a) (j)	300,000	300,992
Angel Oak Mortgage Trust
Series 2019-5, Class A1, 2.59%, 10/25/2049 (a) (h)	283,039	280,144
Series 2020-1, Class A1, 2.47%, 12/25/2059 (a) (h)	85,087	83,121
Series 2021-3, Class A1, 1.07%, 5/25/2066 (a) (h)	2,110,172	1,826,358
Series 2021-3, Class A2, 1.31%, 5/25/2066 (a) (h)	1,582,864	1,380,287
Banc of America Alternative Loan Trust Series 2006-2, Class 7A1, 6.00%, 3/25/2021	20,108	15,964
Banc of America Funding Trust Series 2006-A, Class 1A1, 5.80%, 2/20/2036 (h)	100,481	95,930
Banc of America Mortgage Trust Series 2004-A, Class 2A2, 5.74%, 2/25/2034 (h)	66,080	65,187
Citigroup Mortgage Loan Trust Series 2005-9, Class 2A2, 5.50%, 11/25/2035	695	493
COLT Mortgage Loan Trust Series 2023-2, Class A1, 6.60%, 7/25/2068 (a) (j)	467,337	469,801
COLT Trust Series 2021-RPL1, Class A1, 1.67%, 9/25/2061 (a) (h)	1,101,125	1,020,437
Connecticut Avenue Securities Trust Series 2023-R02, Class 1M1, 6.37%, 1/25/2043 (a) (h)	806,021	822,054
CSMC Mortgage-Backed Trust Series 2007-2, Class 3A13, 5.50%, 3/25/2037	222,970	102,894
Deephaven Residential Mortgage Trust Series 2022-2, Class A1, 4.30%, 3/25/2067 (a) (h)	527,290	517,008
FHLMC STACR REMIC Trust
Series 2022-DNA3, Class M1B, 6.97%, 4/25/2042 (a) (h)	580,000	595,341
Series 2023-HQA2, Class M1B, 7.42%, 6/25/2043 (a) (h)	1,700,000	1,755,208
Series 2023-HQA2, Class M2, 7.92%, 6/25/2043 (a) (h)	1,700,000	1,791,375
FHLMC, REMIC
Series 4043, Class PI, IO, 2.50%, 5/15/2027	334,912	4,672
Series 4086, Class AI, IO, 3.50%, 7/15/2027	88,042	1,165
Series 4120, Class UI, IO, 3.00%, 10/15/2027	159,214	2,891
Series 4216, Class MI, IO, 3.00%, 6/15/2028	84,128	1,755
Series 5607, Class GC, 4.25%, 6/15/2031	3,180,000	3,155,529
Series 5607, Class KT, 4.25%, 11/15/2032	3,530,000	3,516,008
Series 4178, Class BI, IO, 3.00%, 3/15/2033	439,033	29,707
Series 2936, Class AS, IF, IO, 1.84%, 2/15/2035 (h)	79,593	6,040
Series 4018, Class HI, IO, 4.50%, 3/15/2041	396,445	11,912
Series 4073, Class IQ, IO, 4.00%, 7/15/2042	415,631	54,444
Series 4173, Class I, IO, 4.00%, 3/15/2043	1,318,712	194,145
Series 4305, Class SK, IF, IO, 2.34%, 2/15/2044 (h)	620,584	96,188
Series 4612, Class QI, IO, 3.50%, 5/15/2044	1,584,346	144,199
Series 4687, Class SG, IF, IO, 1.89%, 1/15/2047 (h)	1,969,043	249,247
Series 4681, Class SD, IF, IO, 1.89%, 5/15/2047 (h)	4,533,055	585,206

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 5023, Class MI, IO, 3.00%, 10/25/2050	3,132,388	519,666
Series 5565, Class ZU, 6.00%, 8/25/2055	776,978	770,643
FNMA, REMIC
Series 2012-109, Class WI, IO, 2.50%, 10/25/2027	186,780	3,329
Series 2012-149, Class MI, IO, 3.00%, 1/25/2028	124,275	2,108
Series 2003-130, Class NS, IF, IO, 2.81%, 1/25/2034 (h)	253,439	23,963
Series 2005-67, Class SI, IF, IO, 2.51%, 8/25/2035 (h)	214,765	12,509
Series 2005-69, Class AS, IF, IO, 2.51%, 8/25/2035 (h)	44,915	5,240
Series 2006-24, Class QS, IF, IO, 3.01%, 4/25/2036 (h)	179,823	18,840
Series 2010-68, Class SJ, IF, IO, 2.36%, 7/25/2040 (h)	150,968	18,043
Series 2016-39, Class LS, IF, IO, 1.81%, 7/25/2046 (h)	1,813,742	224,849
Series 2016-74, Class GS, IF, IO, 1.81%, 10/25/2046 (h)	855,214	116,249
Series 2017-6, Class SB, IF, IO, 1.86%, 2/25/2047 (h)	1,180,197	146,663
Series 2025-98, Class UZ, 6.00%, 8/25/2054	1,477,439	1,487,105
GCAT Trust
Series 2020-NQM1, Class A1, 3.25%, 1/25/2060 (a) (j)	144,456	142,499
Series 2021-NQM2, Class A1, 1.04%, 5/25/2066 (a) (h)	1,904,387	1,664,685
Series 2021-NQM4, Class A1, 1.09%, 8/25/2066 (a) (h)	1,447,989	1,217,892
GNMA
Series 2014-36, Class WY, 2.00%, 3/16/2044	810,000	654,097
Series 2014-181, Class SL, IF, IO, 1.53%, 12/20/2044 (h)	1,255,307	131,915
Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	12,203,420	1,782,080
Series 2021-78, Class IB, IO, 3.00%, 5/20/2051	3,975,583	671,025
Series 2021-107, Class XI, IO, 3.00%, 6/20/2051	4,267,452	705,157
Series 2025-156, Class PA, 6.50%, 9/20/2055	2,290,099	2,340,390
Series 2025-192, Class QP, 6.50%, 11/20/2055	2,890,000	2,932,654
Series 2025-139, Class UZ, 5.00%, 3/20/2065	1,390,894	1,319,364
Series 2015-H13, Class GI, IO, 1.59%, 4/20/2065 (h)	215,959	6,620
GS Mortgage-Backed Securities Trust
Series 2025-PJ6, Class A1, 6.00%, 11/25/2055 (a) (h)	728,106	739,017
Series 2025-PJ7, Class A1, 6.00%, 12/25/2055 (a) (h)	1,259,674	1,278,552
Series 2025-PJ9, Class A1, 6.00%, 3/25/2056 (a) (h)	3,423,470	3,468,269
GSR Mortgage Loan Trust Series 2004-15F, Class 1A2, 5.50%, 12/25/2034	353,812	232,481
IndyMac INDX Mortgage Loan Trust Series 2005-AR10, Class A1, 4.59%, 6/25/2035 (h)	504,759	407,388
JPMorgan Mortgage Trust Series 2006-S2, Class 1A19, 6.00%, 7/25/2036	271,130	114,355
Lehman Mortgage Trust Series 2005-2, Class 2A5, 5.50%, 12/25/2035	201,881	110,488
LHOME Mortgage Trust
Series 2024-RTL2, Class A1, 7.13%, 3/25/2029 (a) (j)	1,025,000	1,032,952
Series 2024-RTL4, Class A1, 5.92%, 7/25/2039 (a) (j)	815,000	818,730
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (a) (j)	697,000	697,733
Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (a) (h)	400,000	402,553
MASTR Alternative Loan Trust Series 2004-12, Class 3A1, 6.00%, 12/25/2034	496,863	501,392
MFA Trust Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (j)	1,439,679	1,441,753
Morgan Stanley Mortgage Loan Trust
Series 2004-4, Class 2A, 6.28%, 9/25/2034 (h)	91,904	90,379
Series 2004-9, Class 1A, 5.26%, 11/25/2034 (h)	49,156	49,118
New Residential Mortgage Loan Trust
Series 2018-3A, Class A1C, 3.00%, 5/25/2058 (a) (h)	490,445	458,343
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (a) (h)	941,412	899,970

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2020-NQM1, Class A1, 2.46%, 1/26/2060 (a) (h)	391,980	370,507
NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A, 6.55%, 3/25/2032 (a) (j)	2,609,043	2,639,584
NRZT Series 2025-NQM6, Class A1, 5.09%, 10/25/2065 (a) (h)	975,000	975,677
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (a) (j)	660,000	661,039
OBX Trust
Series 2023-NQM3, Class A1, 5.95%, 2/25/2063 (a) (j)	964,760	965,069
Series 2025-NQM2, Class A1, 5.60%, 11/25/2064 (a) (j)	1,350,505	1,360,087
Series 2025-NQM10, Class A1, 5.45%, 5/25/2065 (a) (j)	949,515	959,594
PMT Loan Trust
Series 2025-J1, Class A1, 6.00%, 4/25/2055 (a) (h)	4,488,759	4,556,027
Series 2025-INV5, Class A2, 6.00%, 5/25/2056 (a) (h)	1,487,639	1,510,826
Series 2025-INV6, Class A2, 6.00%, 6/25/2056 (a) (h)	2,215,530	2,248,732
Provident Funding Mortgage Trust
Series 2025-2, Class A1, 6.00%, 6/25/2055 (a) (h)	1,014,002	1,029,198
Series 2025-3, Class A1, 6.00%, 8/25/2055 (a) (h)	2,243,824	2,268,699
PRPM Series 2025-3, Class A1, 6.26%, 5/25/2030 (a) (j)	544,001	545,009
PRPM LLC
Series 2025-4, Class A1, 6.18%, 6/25/2030 (a) (j)	540,739	541,962
Series 2025-RPL2, Class A1, 3.75%, 4/25/2055 (a) (j)	1,506,829	1,471,698
RALI Trust Series 2006-QS4, Class A2, 6.00%, 4/25/2036	19,105	15,718
RCO X Mortgage LLC Series 2025-1, Class A1, 5.87%, 1/25/2030 (a) (j)	1,555,197	1,557,187
Residential Asset Securitization Trust Series 2005-A8CB, Class A11, 6.00%, 7/25/2035	187,666	103,970
Sequoia Mortgage Trust
Series 2003-8, Class A1, 4.71%, 1/20/2034 (h)	69,173	67,680
Series 2025-7, Class A1, 6.00%, 8/25/2055 (a) (h)	2,624,899	2,664,236
Starwood Mortgage Residential Trust Series 2020-1, Class A1, 2.27%, 2/25/2050 (a) (h)	34,494	33,220
Toorak Mortgage Trust Series 2024-2, Class A1, 6.33%, 10/25/2031 (a) (j)	1,400,000	1,406,260
Verus Securitization Trust
Series 2021-6, Class A1, 1.63%, 10/25/2066 (a) (h)	1,735,622	1,537,974
Series 2023-2, Class A1, 6.19%, 3/25/2068 (a) (j)	1,140,493	1,140,897
Series 2023-4, Class A1, 5.81%, 5/25/2068 (a) (j)	984,650	985,238
WaMu Mortgage Pass-Through Certificates Trust Series 2003-S3, Class 3A2, 5.50%, 5/25/2033	65,335	66,380
Total Collateralized Mortgage Obligations (Cost $83,215,392)		82,042,033
Commercial Mortgage-Backed Securities — 6.5%
A10 Revolving Asset Financing I LLC Series 2012-RAF1, Class B, 11.15%, 1/15/2020 ‡ (a) (h)	6,000,000	6,001,200
BANK
Series 2018-BN13, Class C, 4.71%, 8/15/2061 (h)	509,000	444,528
Series 2019-BN20, Class XA, IO, 0.92%, 9/15/2062 (h)	3,633,276	95,241
Series 2021-BN35, Class XB, IO, 0.70%, 6/15/2064 (h)	17,700,000	540,250
BBCMS Mortgage Trust
Series 2022-C15, Class A2, 3.61%, 4/15/2055	2,736,000	2,707,517
Series 2022-C15, Class AS, 3.75%, 4/15/2055 (h)	1,960,000	1,784,386
Benchmark Mortgage Trust
Series 2019-B11, Class C, 3.75%, 5/15/2052 (h)	1,679,000	1,327,985
Series 2019-B10, Class A4, 3.72%, 3/15/2062	1,485,000	1,456,857
BHMS Commercial Mortgage Trust Series 2025-ATLS, Class A, 5.81%, 8/15/2042 (a) (h)	2,950,000	2,955,537
BMO Mortgage Trust Series 2024-5C3, Class AS, 6.29%, 2/15/2057 (h)	2,030,000	2,118,048
BX Commercial Mortgage Trust Series 2024-MF, Class A, 5.40%, 2/15/2039 (a) (h)	1,832,891	1,832,890

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
BX Trust Series 2022-LBA6, Class A, 4.96%, 1/15/2039 (a) (h)	3,400,000	3,395,763
CCUBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.53%, 11/15/2050 (h)	152,000	140,422
CD Mortgage Trust Series 2016-CD2, Class C, 4.10%, 11/10/2049 (h)	95,000	56,320
Citigroup Commercial Mortgage Trust Series 2017-C4, Class A4, 3.47%, 10/12/2050	1,400,000	1,383,132
COMM Mortgage Trust Series 2024-CBM, Class A1, 5.85%, 12/10/2041 (a) (h)	680,120	689,479
Commercial Mortgage Trust Series 2015-PC1, Class C, 4.52%, 7/10/2050 (h)	189,134	184,825
ELM Trust Series 2024-ELM, Class C10, 6.40%, 6/10/2039 (a) (h)	680,000	683,532
FHLMC MSCR Trust Series 2023-MN7, Class M1, 7.67%, 9/25/2043 (a) (h)	1,278,304	1,301,283
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K739, Class X1, IO, 1.17%, 9/25/2027 (h)	16,915,741	242,419
Series K742, Class X1, IO, 0.77%, 3/25/2028 (h)	4,902,735	45,818
Series K110, Class X1, IO, 1.64%, 4/25/2030 (h)	13,467	789
Series K121, Class X1, IO, 1.02%, 10/25/2030 (h)	6,588,174	261,999
Series K120, Class X1, IO, 1.03%, 10/25/2030 (h)	4,388,167	177,165
Series K124, Class X1, IO, 0.71%, 12/25/2030 (h)	8,541,280	259,105
Series K123, Class X1, IO, 0.76%, 12/25/2030 (h)	11,259,423	353,455
Series K127, Class X1, IO, 0.32%, 1/25/2031 (h)	65,307,126	834,076
Series K125, Class X1, IO, 0.58%, 1/25/2031 (h)	18,161,505	443,230
Series K128, Class X1, IO, 0.51%, 3/25/2031 (h)	30,536,079	674,066
Series K131, Class X1, IO, 0.73%, 7/25/2031 (h)	11,924,699	416,335
Series K131, Class X3, IO, 2.95%, 9/25/2031 (h)	766,660	107,013
Series K136, Class X1, IO, 0.39%, 12/25/2031 (h)	20,645,808	348,336
Series K-1517, Class X1, IO, 1.32%, 7/25/2035 (h)	3,313,990	304,407
Series K-1518, Class X1, IO, 0.86%, 10/25/2035 (h)	5,039,105	299,637
Series K-1520, Class X1, IO, 0.58%, 2/25/2036 (h)	8,206,906	278,226
Series K070, Class X3, IO, 2.11%, 12/25/2044 (h)	2,151,623	82,486
Series K072, Class X3, IO, 2.21%, 12/25/2045 (h)	3,940,000	167,239
Series K088, Class X3, IO, 2.35%, 2/25/2047 (h)	6,650,000	452,772
Series K737, Class X3, IO, 1.78%, 1/25/2048 (h)	3,149,644	53,375
Series K121, Class X3, IO, 2.77%, 11/25/2048 (h)	5,100,000	602,417
Series K127, Class X3, IO, 2.65%, 3/25/2049 (h)	5,100,000	591,080
Series K147, Class X3, IO, 3.80%, 6/25/2050 (h)	4,600,000	919,199
Series K759, Class X3, IO, 5.26%, 2/25/2057 (h)	437,736	116,875
FNMA ACES Series 2019-M1, Class A2, 3.68%, 9/25/2028 (h)	849,024	842,514
FREMF Series 2018-KF46, Class B, 6.27%, 3/25/2028 (a) (h)	75,051	72,543
FREMF Mortgage Trust
Series 2018-KF45, Class B, 6.27%, 3/25/2025 (a) (h)	93,003	95,741
Series 2018-KF48, Class B, 6.37%, 6/25/2028 (a) (h)	480,434	457,645
GNMA
Series 2012-89, IO, 0.19%, 12/16/2053 (h)	2,009,375	20
Series 2025-106, Class A, 5.00%, 7/16/2055	895,370	902,216
Series 2025-138, Class A, 4.75%, 5/16/2056	2,393,242	2,382,567
Series 2019-53, Class IA, IO, 0.75%, 6/16/2061 (h)	8,533,652	429,614
Series 2025-38, IO, 0.65%, 1/16/2062 (h)	27,771,948	1,119,357
Series 2021-3, IO, 0.87%, 9/16/2062 (h)	7,774,407	499,053
Series 2021-48, Class FT, 4.00%, 12/16/2062 (h)	2,551,424	2,297,927
Series 2021-133, IO, 0.88%, 7/16/2063 (h)	10,198,373	681,356
Series 2025-21, IO, 0.95%, 4/16/2065 (h)	16,700,276	1,170,096
GS Mortgage Securities Trust Series 2015-GC30, Class C, 4.14%, 5/10/2050 (h)	190,000	161,975

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Harvest Commercial Capital Loan Trust
Series 2024-1, Class A, 6.16%, 10/25/2056	2,620,895	2,701,775
Series 2025-1, Class A, 5.97%, 6/25/2057 (h)	1,714,031	1,779,891
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class B, 4.26%, 7/15/2048 (h)	1,825,000	1,679,000
Series 2015-C30, Class C, 4.26%, 7/15/2048 (h)	266,000	211,470
Series 2015-C31, Class C, 4.69%, 8/15/2048 (h)	124,000	96,756
JPMCC Commercial Mortgage Securities Trust Series 2019-COR4, Class A5, 4.03%, 3/10/2052	1,015,450	977,432
JPMDB Commercial Mortgage Securities Trust Series 2018-C8, Class A3, 3.94%, 6/15/2051	968,479	961,233
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP3, Class C, 3.55%, 8/15/2049 (h)	276,000	223,041
Series 2016-JP4, Class C, 3.52%, 12/15/2049 (h)	152,000	129,326
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class C, 4.07%, 5/15/2048 (h)	83,157	82,450
Morgan Stanley Capital I Trust
Series 2015-MS1, Class B, 4.29%, 5/15/2048 (h)	143,875	138,480
Series 2019-L2, Class C, 5.13%, 3/15/2052 (h)	978,000	859,420
Series 2021-L5, Class XA, IO, 1.38%, 5/15/2054 (h)	10,524,773	460,417
MRCD MARK Mortgage Trust Series 2019-PARK, Class E, 2.72%, 12/15/2036 (a)	230,000	157,184
Multi-Family Connecticut Avenue Securities Trust
Series 2020-01, Class M10, 7.94%, 3/25/2050 (a) (h)	3,851,415	3,915,194
Series 2023-01, Class M7, 8.07%, 11/25/2053 (a) (h)	878,922	913,836
Series 2025-01, Class M1, 6.47%, 5/25/2055 (a) (h)	1,499,348	1,497,143
PRET LLC Series 2025-NPL5, Class A1, 6.24%, 5/25/2055 (a) (j)	1,703,181	1,713,342
PRM5 Trust Series 2025-PRM5, Class A, 4.62%, 3/10/2033 (a) (h)	830,000	828,879
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	2,723,228	2,808,685
SDR Commercial Mortgage Trust Series 2024-DSNY, Class A, 5.35%, 5/15/2039 (a) (h)	1,705,000	1,705,306
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (h)	382,171	375,281
Series 2019-1, Class A, 3.76%, 3/25/2049 (a) (h)	216,455	209,302
Series 2019-3, Class A, 3.03%, 10/25/2049 (a) (h)	493,710	481,858
Series 2020-1, Class AFX, 2.61%, 2/25/2050 (a) (h)	499,983	465,661
Series 2022-3, Class A, 5.22%, 6/25/2052 (a) (h)	710,797	705,045
Series 2022-4, Class A, 5.63%, 8/25/2052 (a) (h)	1,856,457	1,868,732
Total Commercial Mortgage-Backed Securities (Cost $76,791,944)		76,189,477
Convertible Bonds — 4.2%
Automobiles — 0.1%
Ford Motor Co. Zero Coupon, 3/15/2026	795,000	837,453
Broadline Retail — 0.3%
Alibaba Group Holding Ltd. (China) 0.50%, 6/1/2031	1,470,000	2,421,075
Etsy, Inc. 0.13%, 10/1/2026	640,000	644,352
		3,065,427
Communications Equipment — 0.0% ^
Viavi Solutions, Inc. 0.63%, 3/1/2031 (a)	315,000	446,312
Construction & Engineering — 0.0% ^
Fluor Corp. 1.13%, 8/15/2029	396,000	469,735

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Convertible Bonds — continued
Consumer Finance — 0.1%
SoFi Technologies, Inc. 1.25%, 3/15/2029 (a)	460,000	1,466,250
Electric Utilities — 0.3%
PG&E Corp. 4.25%, 12/1/2027	1,400,000	1,435,700
Southern Co. (The) 4.50%, 6/15/2027	1,695,000	1,849,611
		3,285,311
Electronic Equipment, Instruments & Components — 0.1%
Advanced Energy Industries, Inc. 2.50%, 9/15/2028	267,000	439,810
Itron, Inc. 1.38%, 7/15/2030	660,000	681,407
		1,121,217
Entertainment — 0.1%
Live Nation Entertainment, Inc.
3.13%, 1/15/2029	965,000	1,324,945
2.88%, 1/15/2030 (a)	195,000	196,950
2.88%, 10/15/2031 (a)	70,000	66,675
		1,588,570
Financial Services — 0.1%
Euronet Worldwide, Inc. 0.63%, 10/1/2030 (a)	745,000	664,913
Global Payments, Inc. 1.50%, 3/1/2031	795,000	711,480
		1,376,393
Ground Transportation — 0.3%
Lyft, Inc.
0.63%, 3/1/2029	1,235,000	1,549,925
Zero Coupon, 9/15/2030 (a)	87,000	102,977
Uber Technologies, Inc. Series 2028, 0.88%, 12/1/2028	1,075,000	1,457,553
		3,110,455
Hotels, Restaurants & Leisure — 0.3%
Cheesecake Factory, Inc. (The)
0.38%, 6/15/2026	296,000	290,050
2.00%, 3/15/2030 (a)	385,000	366,753
H World Group Ltd. (China) 3.00%, 5/1/2026	1,358,000	1,703,960
NCL Corp. Ltd. 0.75%, 9/15/2030 (a)	945,000	845,184
		3,205,947
Household Durables — 0.1%
Meritage Homes Corp. 1.75%, 5/15/2028	1,011,000	1,012,362
Household Products — 0.1%
Spectrum Brands, Inc. 3.38%, 6/1/2029	1,417,000	1,324,755
Interactive Media & Services — 0.0% ^
Snap, Inc. 0.50%, 5/1/2030	285,000	248,290
IT Services — 0.2%
Snowflake, Inc. Zero Coupon, 10/1/2027	1,177,000	1,955,413
Wix.com Ltd. (Israel) Zero Coupon, 9/15/2030 (a)	1,056,000	902,814
		2,858,227

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Convertible Bonds — continued
Leisure Products — 0.0% ^
Topgolf Callaway Brands Corp. 2.75%, 5/1/2026	580,000	578,260
Machinery — 0.1%
Greenbrier Cos., Inc. (The) 2.88%, 4/15/2028	1,045,000	1,104,043
Passenger Airlines — 0.1%
JetBlue Airways Corp. 2.50%, 9/1/2029	685,000	663,971
Pharmaceuticals — 0.2%
Jazz Investments I Ltd. 3.13%, 9/15/2030	1,515,000	2,059,646
Retail REITs — 0.1%
Kite Realty Group LP 0.75%, 4/1/2027 (a)	688,000	709,825
Semiconductors & Semiconductor Equipment — 0.9%
ams-OSRAM AG (Austria) 2.13%, 11/3/2027 (b)	500,000	548,265
Enphase Energy, Inc. Zero Coupon, 3/1/2028	1,220,000	1,057,150
Microchip Technology, Inc.
1.63%, 2/15/2027	305,000	450,485
0.75%, 6/1/2030	700,000	673,750
MKS, Inc. 1.25%, 6/1/2030	2,240,000	2,819,468
ON Semiconductor Corp. Zero Coupon, 5/1/2027	1,647,000	1,893,766
Semtech Corp. Zero Coupon, 10/15/2030 (a)	34,000	35,750
Synaptics, Inc. 0.75%, 12/1/2031 (a)	1,694,000	1,693,579
Veeco Instruments, Inc. 2.88%, 6/1/2029	1,103,000	1,383,808
		10,556,021
Software — 0.6%
Alarm.com Holdings, Inc. 2.25%, 6/1/2029	1,215,000	1,156,781
Bentley Systems, Inc. 0.13%, 1/15/2026	655,000	650,416
Box, Inc.
Zero Coupon, 1/15/2026	832,000	950,121
1.50%, 9/15/2029	170,000	165,497
Dropbox, Inc. Zero Coupon, 3/1/2028	1,103,000	1,138,796
Five9, Inc. 1.00%, 3/15/2029	1,222,000	1,090,860
Life360, Inc. Zero Coupon, 6/1/2030 (a)	635,000	765,140
Terawulf, Inc.
1.00%, 9/1/2031 (a)	705,000	1,026,656
Zero Coupon, 5/1/2032 (a)	340,000	345,384
		7,289,651
Specialty Retail — 0.1%
Wayfair, Inc. 3.25%, 9/15/2027	825,000	1,500,337
Total Convertible Bonds (Cost $45,417,872)		49,878,458
Loan Assignments — 1.2% (l)
Building Products — 0.1%
Chariot Buyer LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.96%, 9/8/2032 (d)	518,248	519,222
EMRLD Borrower LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.07%, 5/31/2030 (d)	73,690	73,687
MIWD Holdco II LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.67%, 3/28/2031 (d)	264,169	263,604

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Building Products — continued
Quikrete Holdings, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.17%, 3/19/2029 (d)	482,650	483,089
Quikrete Holdings, Inc., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.17%, 2/10/2032 (d)	99,500	99,590
		1,439,192
Commercial Services & Supplies — 0.0% ^
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.50%), 6.70%, 6/21/2028 (d)	237,179	237,904
Raven Acquisition Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.92%, 11/19/2031 (d)	259,795	260,445
		498,349
Construction & Engineering — 0.0% ^
Pike Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.03%, 1/21/2028 (d)	359,962	360,523
Containers & Packaging — 0.1%
LABL, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 8.94%, 10/30/2028 (d)	297,256	203,573
Trident TPI Holdings, Inc., 1st Lien Term Loan B-7 (3-MONTH CME TERM SOFR + 3.75%), 7.75%, 9/15/2028 (d)	334,861	323,439
		527,012
Diversified Consumer Services — 0.0% ^
Belron Finance 2019 LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.12%, 10/16/2031 (d)	220,267	221,368
Diversified Telecommunication Services — 0.0% ^
Iridium Satellite LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.17%, 9/20/2030 (d)	275,957	263,539
Electronic Equipment, Instruments & Components — 0.0% ^
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.48%, 12/2/2031 (d)	350,649	350,649
Entertainment — 0.0% ^
Crown Finance US, Inc., 1st Lien Term Loan (United Kingdom) (1-MONTH CME TERM SOFR + 4.50%), 8.48%, 12/2/2031 (d)	297,754	297,346
Financial Services — 0.0% ^
NCR Atleos LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.03%, 4/16/2029 (d)	107,041	107,142
Neon Maple US Debt Mergersub, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.50%), 6.42%, 11/17/2031 (d)	298,502	298,559
		405,701
Ground Transportation — 0.0% ^
First Student Bidco, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.42%, 8/15/2030 (d)	148,594	148,817
Health Care Providers & Services — 0.0% ^
Phoenix Newco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.17%, 11/15/2028 (d)	249,239	250,164
Insurance — 0.1%
HUB International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.12%, 6/20/2030 (d)	547,887	549,772
IT Services — 0.1%
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 3.00%), 7.00%, 2/3/2031 (d)	533,482	530,110
Modena Buyer LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.25%), 8.09%, 7/1/2031 (d)	257,400	251,972
		782,082
Leisure Products — 0.0% ^
Topgolf Callaway Brands Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.97%, 3/18/2030 (d)	409,799	410,196

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Oil, Gas & Consumable Fuels — 0.1%
EPIC Crude Services LP, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.34%, 10/15/2031 (d)	464,253	465,414
NorthRiver Midstream Finance LP, 1st Lien Term Loan B (Canada) (3-MONTH CME TERM SOFR + 2.25%), 6.24%, 8/16/2030 (d)	401,812	402,257
		867,671
Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.13%, 4/20/2028 (d)	494,573	494,138
Vista Management Holding, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 7.74%, 4/1/2031 (d)	145,759	146,752
		640,890
Personal Care Products — 0.0% ^
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.78%, 5/17/2028 (d)	514,369	253,327
Pharmaceuticals — 0.0% ^
1261229 BC Ltd., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 6.25%), 10.17%, 10/8/2030 (d)	99,750	98,403
Professional Services — 0.0% ^
WEC US Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 5.98%, 1/27/2031 (d)	245,010	245,225
Semiconductors & Semiconductor Equipment — 0.1%
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 6.78%, 2/1/2029 (d)	510,435	502,380
Altar Bidco, Inc., 2nd Lien Term Loan (12-MONTH CME TERM SOFR + 5.60%), 9.28%, 2/1/2030 (d)	190,000	178,838
		681,218
Software — 0.3%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.67%, 2/15/2029 (d)	569,339	568,155
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.92%, 11/25/2031 (d)	798,000	799,995
Boxer Parent Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 6.82%, 7/30/2031 (d)	487,550	485,371
Dawn Bidco LLC, 1st Lien Term Loan (12-MONTH CME TERM SOFR + 3.00%), 6.76%, 10/7/2032 (d) (m)	119,266	118,900
Icon Parent I, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.75%, 11/13/2031 (d)	822,937	824,369
Rocket Software, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 7.67%, 11/28/2028 (d)	492,522	490,941
UKG, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.34%, 2/10/2031 (d)	219,384	219,197
		3,506,928
Specialty Retail — 0.1%
AWS Claire's LLC, 1st Lien Term Loan, 10.00%, 9/18/2030 ‡	73,850	73,850
Petco Health & Wellness Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.51%, 3/3/2028 (d)	345,000	338,914
PetSmart LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 7.96%, 8/18/2032 (d)	297,674	294,945
Serta Simmons Bedding LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 7.50%), 11.62%, 6/29/2028 (d)	42,174	39,407
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 7.21%, 10/19/2029 (d)	182,892	183,356
		930,472
Textiles, Apparel & Luxury Goods — 0.1%
Varsity Brands, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.03%, 8/26/2031 (d)	558,600	559,996
Total Loan Assignments (Cost $14,643,941)		14,288,840
Supranational — 0.1%
Africa Finance Corp. (Supranational) 3.75%, 10/30/2029 (b) (Cost $1,155,856)	1,130,000	1,083,037

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — 0.0% ^
Broadline Retail — 0.0% ^
NMG Parent LLC, Escrow ‡ *	229	2,863
Capital Markets — 0.0% ^
Yeoman Capital SA (Luxembourg) ‡ *	16,966	108,276
Diversified Telecommunication Services — 0.0% ^
Altice France SA (France) ‡ *	429	6,533
Machinery — 0.0% ^
SSB Equipment Co., Inc. ‡ *	10,319	—
Media — 0.0% ^
iHeartMedia, Inc., Class A *	12,666	49,777
Specialty Retail — 0.0% ^
Rite Aid ‡ *	145	—
Serta Simmons Bedding LLC *	10,319	90,807
		90,807
Wireless Telecommunication Services — 0.0% ^
Altice France Sa (Europe) ‡	8,657	145,529
Total Common Stocks (Cost $642,374)		403,785
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡ (Cost $286,219)	298,145	365,228
	PRINCIPAL AMOUNT($)
U.S. Treasury Obligations — 0.0% ^
U.S. Treasury Bonds 3.63%, 5/15/2053 (Cost $30,749)	35,000	29,166
	SHARES
Short-Term Investments — 8.4%
Investment Companies — 8.4%
JPMorgan Prime Money Market Fund Class IM Shares, 4.06% (n) (o) (Cost $98,880,264)	98,840,033	98,879,569
Total Investments — 104.6% (Cost $1,225,372,931)		1,235,317,008
Liabilities in Excess of Other Assets — (4.6)%		(54,311,462)
NET ASSETS — 100.0%		1,181,005,546

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
BRL	Brazilian Real
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
CSMC	Credit Suisse Mortgage Trust
CZK	Czech Republic Koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
MXN	Mexican Peso
PIK	Payment In Kind
PLN	Polish Zloty
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
TRY	Turkish Lira
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
ZAR	South African Rand

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2025.
(e)	Security is an interest bearing note with preferred security characteristics.
(f)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2025.

(g)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at November 30, 2025 is $31,954,358 or 2.71% of the
Fund’s net assets as of November 30, 2025.

(h)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2025.

(i)	Defaulted security.
(j)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2025.

(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	All or a portion of this security is unsettled as of November 30, 2025. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(n)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(o)	The rate shown is the current yield as of November 30, 2025.

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
Futures contracts outstanding as of November 30, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bobl	328	12/08/2025	EUR	44,894,963	75,848
Euro-BTP	224	12/08/2025	EUR	31,548,895	757,963
Euro-Buxl 30 Year Bond	4	12/08/2025	EUR	528,006	(8,192)
Euro-Schatz	114	12/08/2025	EUR	14,149,981	(11,104)
Australia 10 Year Bond	251	12/15/2025	AUD	18,377,979	(283,279)
Canada 10 Year Bond	220	03/20/2026	CAD	19,368,564	125,917
U.S. Treasury 10 Year Note	253	03/20/2026	USD	28,675,969	62,856
U.S. Treasury 10 Year Ultra Note	52	03/20/2026	USD	6,041,750	39,322
U.S. Treasury Long Bond	214	03/20/2026	USD	25,131,625	153,451
U.S. Treasury Ultra Bond	4	03/20/2026	USD	483,750	3,493
U.S. Treasury 5 Year Note	1	03/31/2026	USD	109,766	123
					916,398
Short Contracts
Euro-Bund	(303)	12/08/2025	EUR	(45,315,926)	(297,925)
Japan 10 Year Bond	(14)	12/15/2025	JPY	(12,095,900)	171,230
U.S. Treasury 10 Year Ultra Note	(25)	03/20/2026	USD	(2,904,688)	(11,595)
U.S. Treasury Ultra Bond	(474)	03/20/2026	USD	(57,324,375)	(427,027)
Long Gilt	(3)	03/27/2026	GBP	(363,673)	(3,839)
U.S. Treasury 2 Year Note	(530)	03/31/2026	USD	(110,695,469)	12,720
U.S. Treasury 5 Year Note	(299)	03/31/2026	USD	(32,819,922)	(41,674)
					(598,110)
					318,288

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of November 30, 2025:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	542,373	USD	627,736	Barclays Bank plc	12/3/2025	1,641
EUR	52,920,033	USD	61,280,530	BNP Paribas	12/3/2025	128,586
USD	160,954	EUR	138,000	HSBC Bank, NA	12/3/2025	816
AUD	1,219,465	USD	796,339	BNP Paribas	12/22/2025	2,741
CLP	6,886,414,142	USD	7,360,167	HSBC Bank, NA**	12/22/2025	62,279
CNY	41,854,163	USD	5,909,100	HSBC Bank, NA**	12/22/2025	20,723
EUR	135,620	USD	157,288	Barclays Bank plc	12/22/2025	259
GBP	9,016,849	USD	11,864,880	Citibank, NA	12/22/2025	70,771
IDR	49,058,995,290	USD	2,933,221	Citibank, NA**	12/22/2025	14,440
PLN	3,897,511	USD	1,065,425	BNP Paribas	12/22/2025	2,335
PLN	3,195,256	USD	873,578	Morgan Stanley	12/22/2025	1,793
RON	6,472,849	EUR	1,268,030	BNP Paribas	12/22/2025	708
RON	6,449,107	EUR	1,263,738	Merrill Lynch International	12/22/2025	288
THB	95,170,078	USD	2,935,989	Goldman Sachs International	12/22/2025	25,026
USD	2,968,537	CHF	2,339,607	Barclays Bank plc	12/22/2025	47,509
USD	5,586,682	CZK	116,010,235	BNP Paribas	12/22/2025	16,632
USD	2,936,515	JPY	453,857,477	BNP Paribas	12/22/2025	24,305
USD	2,928,498	JPY	452,209,895	Citibank, NA	12/22/2025	26,860
USD	2,935,827	JPY	457,019,311	Goldman Sachs International	12/22/2025	3,329
USD	1,181,566	PLN	4,294,332	Morgan Stanley	12/22/2025	5,093
USD	2,909,851	RON	12,734,785	Standard Chartered Bank	12/22/2025	10,387
USD	5,881,147	TWD	182,887,929	Citibank, NA**	12/22/2025	61,602
EUR	243,316	USD	280,852	HSBC Bank, NA	1/5/2026	2,023
Total unrealized appreciation						530,146
USD	61,811,928	EUR	53,324,406	HSBC Bank, NA	12/3/2025	(66,428)
BRL	45,489,971	USD	8,500,304	Standard Chartered Bank**	12/22/2025	(17,265)
CHF	2,320,239	USD	2,939,799	BNP Paribas	12/22/2025	(42,953)
EUR	2,552,868	CHF	2,381,519	Citibank, NA	12/22/2025	(7,761)
EUR	4,260,068	USD	4,964,164	Barclays Bank plc	12/22/2025	(15,363)
EUR	2,525,696	USD	2,946,705	Citibank, NA	12/22/2025	(12,675)
INR	552,346,194	USD	6,213,558	Merrill Lynch International**	12/22/2025	(39,353)
JPY	910,238,189	USD	5,881,472	Citibank, NA	12/22/2025	(40,861)
JPY	1,640,968,246	USD	10,651,382	Merrill Lynch International	12/22/2025	(121,987)
KRW	3,632,247,384	USD	2,495,121	Merrill Lynch International**	12/22/2025	(17,420)
TWD	94,639,925	USD	3,043,439	Citibank, NA**	12/22/2025	(31,970)
TWD	182,751,691	USD	6,005,642	Standard Chartered Bank**	12/22/2025	(190,431)
USD	5,865,321	AUD	8,966,374	BNP Paribas	12/22/2025	(10,080)
USD	2,935,999	CNY	20,857,069	Goldman Sachs International**	12/22/2025	(18,993)
USD	2,936,859	EUR	2,542,651	Goldman Sachs International	12/22/2025	(16,867)
USD	5,880,782	GBP	4,482,320	Citibank, NA	12/22/2025	(52,488)
USD	7,352,423	GBP	5,593,473	Goldman Sachs International	12/22/2025	(51,687)
USD	1,467,220	GBP	1,121,497	HSBC Bank, NA	12/22/2025	(17,312)
USD	227,959	GBP	173,022	Morgan Stanley	12/22/2025	(1,071)
USD	5,599,830	HUF	1,857,421,651	BNP Paribas	12/22/2025	(44,072)
USD	2,933,711	IDR	49,148,452,835	Bank of America NA**	12/22/2025	(19,325)
USD	16,096,295	IDR	269,318,220,502	HSBC Bank, NA**	12/22/2025	(85,421)
USD	2,936,142	JPY	460,883,311	BNP Paribas	12/22/2025	(21,150)
USD	5,872,285	JPY	923,338,138	Goldman Sachs International	12/22/2025	(52,382)
USD	33,301,186	MXN	614,419,175	BNP Paribas	12/22/2025	(201,114)
ZAR	25,049,045	USD	1,465,230	Standard Chartered Bank	12/22/2025	(3,590)
USD	61,394,044	EUR	52,920,033	BNP Paribas	1/5/2026	(130,141)
Total unrealized depreciation						(1,330,160)
Net unrealized depreciation						(800,014)

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chile Peso
CNY	China Yuan
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
PLN	Polish Zloty
RON	Romanian Leu
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

**	Non-deliverable forward.
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of November 30, 2025:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.45-V1	5.00	Quarterly	12/20/2030	3.23	USD 31,128,000	(2,322,276)	(293,443)	(2,615,719)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
Centrally Cleared interest rate swap contracts outstanding as of November 30, 2025:

FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
6 month EURIBOR semi-annually	2.92 annually	Receive	7/14/2057	EUR5,630,000	—	289,986	289,986
6 month EURIBOR semi-annually	2.96 annually	Receive	7/16/2057	EUR5,170,000	—	224,602	224,602
1 day SONIA annually	3.76 annually	Pay	9/15/2028	GBP280,955,000	—	727,957	727,957
1 day CDI at termination	12.73 at termination	Pay	1/2/2029	BRL25,743,078	—	6,427	6,427
1 day CDI at termination	13.13 at termination	Pay	1/2/2029	BRL13,734,763	—	31,535	31,535
1 day CDI at termination	13.26 at termination	Pay	1/2/2029	BRL13,025,602	—	37,328	37,328
1 day CDI at termination	14.38 at termination	Pay	1/2/2029	BRL11,048,111	—	107,034	107,034
					—	1,424,869	1,424,869
6 month PRIBOR semi-annually	3.59 annually	Pay	7/24/2028	CZK83,185,000	—	(20,260)	(20,260)
6 month PRIBOR semi-annually	3.66 annually	Pay	7/22/2028	CZK131,029,000	—	(19,869)	(19,869)
6 month PRIBOR semi-annually	3.64 annually	Pay	7/22/2028	CZK22,420,000	—	(4,030)	(4,030)
6 month PRIBOR semi-annually	3.64 annually	Pay	7/22/2028	CZK22,419,000	—	(4,029)	(4,029)
6 month EURIBOR semi-annually	2.39 annually	Pay	12/15/2028	EUR219,260,000	4,705	(64,029)	(59,324)
1 day SOFR annually	3.60 annually	Receive	8/15/2035	USD35,429,000	3,764	(58,232)	(54,468)
					8,469	(170,449)	(161,980)
					8,469	1,254,420	1,262,889

Abbreviations
BRL	Brazilian Real
CDI	Certificate of interbank deposits
CZK	Czech Republic Koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
PRIBOR	Prague Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
USD	United States Dollar

(a)	Value of floating rate index at November 30, 2025 was as follows:

FLOATING RATE INDEX	VALUE
1 day CDI	2.21%
1 day SOFR	4.12
1 day SONIA	3.97
6 month EURIBOR	2.11
6 month PRIBOR	3.59

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2025.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$183,819,817	$2,133,350	$185,953,167
Collateralized Mortgage Obligations	—	82,042,033	—	82,042,033
Commercial Mortgage-Backed Securities	—	70,188,277	6,001,200	76,189,477
Common Stocks
Broadline Retail	—	—	2,863	2,863
Capital Markets	—	—	108,276	108,276
Diversified Telecommunication Services	—	—	6,533	6,533
Machinery	—	—	— (a)	— (a)
Media	49,777	—	—	49,777
Specialty Retail	—	90,807	— (a)	90,807
Wireless Telecommunication Services	—	—	145,529	145,529
Total Common Stocks	49,777	90,807	263,201	403,785
Convertible Bonds	—	49,878,458	—	49,878,458
Corporate Bonds
Aerospace & Defense	—	1,866,946	—	1,866,946
Automobile Components	—	5,910,489	—	5,910,489
Automobiles	—	6,448,121	—	6,448,121
Banks	—	119,197,440	—	119,197,440
Beverages	—	216,868	—	216,868
Biotechnology	—	3,916,138	—	3,916,138
Broadline Retail	—	802,492	—	802,492
Building Products	—	3,280,733	—	3,280,733
Capital Markets	—	40,471,154	—	40,471,154
Chemicals	—	8,398,348	—	8,398,348
Commercial Services & Supplies	—	4,523,135	—	4,523,135
Communications Equipment	—	363,573	—	363,573
Construction & Engineering	—	2,306,204	—	2,306,204
Construction Materials	—	1,049,889	—	1,049,889
Consumer Finance	—	27,344,122	—	27,344,122
Consumer Staples Distribution & Retail	—	717,570	— (a)	717,570
Containers & Packaging	—	4,988,606	—	4,988,606
Distributors	—	481,180	—	481,180
Diversified Consumer Services	—	491,913	—	491,913
Diversified REITs	—	472,355	—	472,355
Diversified Telecommunication Services	—	13,400,719	—	13,400,719
Electric Utilities	—	43,188,919	—	43,188,919
Electrical Equipment	—	189,862	—	189,862
Electronic Equipment, Instruments & Components	—	1,483,945	—	1,483,945
Energy Equipment & Services	—	1,854,304	—	1,854,304
Entertainment	—	4,685,704	—	4,685,704
Financial Services	—	3,385,915	—	3,385,915
Food Products	—	7,399,823	—	7,399,823
Gas Utilities	—	559,365	—	559,365
Ground Transportation	—	4,100,393	—	4,100,393
Health Care Equipment & Supplies	—	794,222	—	794,222

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Health Care Providers & Services	$—	$12,868,595	$—	$12,868,595
Health Care REITs	—	3,244,260	—	3,244,260
Health Care Technology	—	1,142,290	—	1,142,290
Hotel & Resort REITs	—	599,032	—	599,032
Hotels, Restaurants & Leisure	—	6,524,606	—	6,524,606
Household Durables	—	1,148,789	—	1,148,789
Household Products	—	795,095	—	795,095
Independent Power and Renewable Electricity Producers	—	3,124,639	—	3,124,639
Insurance	—	6,011,835	—	6,011,835
Interactive Media & Services	—	3,474,008	—	3,474,008
IT Services	—	1,320,509	—	1,320,509
Leisure Products	—	57,367	—	57,367
Machinery	—	1,433,402	—	1,433,402
Marine Transportation	—	1,300,892	—	1,300,892
Media	—	18,123,033	—	18,123,033
Metals & Mining	—	12,277,236	—	12,277,236
Multi-Utilities	—	8,503,486	—	8,503,486
Oil, Gas & Consumable Fuels	—	45,035,838	—	45,035,838
Paper & Forest Products	—	1,234,800	—	1,234,800
Passenger Airlines	—	530,694	—	530,694
Personal Care Products	—	668,864	—	668,864
Pharmaceuticals	—	7,210,804	—	7,210,804
Real Estate Management & Development	—	943,519	—	943,519
Retail REITs	—	598,820	—	598,820
Semiconductors & Semiconductor Equipment	—	5,128,562	—	5,128,562
Software	—	3,613,641	—	3,613,641
Specialized REITs	—	1,215,786	—	1,215,786
Specialty Retail	—	2,116,578	— (a)	2,116,578
Technology Hardware, Storage & Peripherals	—	759,958	—	759,958
Textiles, Apparel & Luxury Goods	—	1,213,932	—	1,213,932
Tobacco	—	4,514,968	—	4,514,968
Trading Companies & Distributors	—	1,906,144	—	1,906,144
Transportation Infrastructure	—	885,934	—	885,934
Wireless Telecommunication Services	—	8,633,752	—	8,633,752
Total Corporate Bonds	—	482,452,115	— (a)	482,452,115
Foreign Government Securities	—	104,831,434	—	104,831,434
Loan Assignments
Building Products	—	1,439,192	—	1,439,192
Commercial Services & Supplies	—	498,349	—	498,349
Construction & Engineering	—	360,523	—	360,523
Containers & Packaging	—	527,012	—	527,012
Diversified Consumer Services	—	221,368	—	221,368
Diversified Telecommunication Services	—	263,539	—	263,539
Electronic Equipment, Instruments & Components	—	350,649	—	350,649
Entertainment	—	297,346	—	297,346
Financial Services	—	405,701	—	405,701

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Ground Transportation	$—	$148,817	$—	$148,817
Health Care Providers & Services	—	250,164	—	250,164
Insurance	—	549,772	—	549,772
IT Services	—	782,082	—	782,082
Leisure Products	—	410,196	—	410,196
Oil, Gas & Consumable Fuels	—	867,671	—	867,671
Passenger Airlines	—	640,890	—	640,890
Personal Care Products	—	253,327	—	253,327
Pharmaceuticals	—	98,403	—	98,403
Professional Services	—	245,225	—	245,225
Semiconductors & Semiconductor Equipment	—	681,218	—	681,218
Software	—	3,506,928	—	3,506,928
Specialty Retail	—	856,622	73,850	930,472
Textiles, Apparel & Luxury Goods	—	559,996	—	559,996
Total Loan Assignments	—	14,214,990	73,850	14,288,840
Mortgage-Backed Securities	—	138,920,699	—	138,920,699
Preferred Stocks	—	—	365,228	365,228
Supranational	—	1,083,037	—	1,083,037
U.S. Treasury Obligations	—	29,166	—	29,166
Short-Term Investments
Investment Companies	98,879,569	—	—	98,879,569
Total Investments in Securities	$98,929,346	$1,127,550,833	$8,836,829	$1,235,317,008
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$530,146	$—	$530,146
Futures Contracts	1,402,923	—	—	1,402,923
Swaps	—	1,424,869	—	1,424,869
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,330,160)	$—	$(1,330,160)
Futures Contracts	(801,356)	(283,279)	—	(1,084,635)
Swaps	—	(463,892)	—	(463,892)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$601,567	$(122,316)	$—	$479,251

(a)	Value is zero.

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a),*	Balance as of November 30, 2025
Investments in Securities:
Asset-Backed Securities	$2,523,905	$—	$(7,765)	$1	$—	$(382,791)	$—	$(699,999)	$699,999	$2,133,350
Collateralized Mortgage Obligations	3,458,136	—	5,368	1	—	(2,763,506)	—	—	(699,999)	—
Commercial Mortgage-Backed Securities	5,999,400	—	1,800	—	—	—	—	—	—	6,001,200
Common Stocks	104,611	2,526	14,922	—	277,776	(37,959)	—	(98,675)	—	263,201
Convertible Preferred Stocks	1,048,560	—	(1,096,006)	—	47,446	—	—	—	—	—
Corporate Bonds	15,502	—	(19,246)	1,103	16,422	(13,781)	—	—	—	— (b)
Loan Assignments	—	—	—	—	73,850	—	—	—	—	73,850
Preferred Stocks	390,570	—	(25,342)	—	—	—	—	—	—	365,228
Warrants	— (b)	(143)	143	—	—	—	—	—	—	—
Total	$13,540,684	$2,383	$(1,126,126)	$1,105	$415,494	$(3,198,037)	$—	$(798,674)	$—	$8,836,829

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations and Asset-Backed Securities.
(b)	Value is zero.
*
Following the Reorganization, the Acquired Fund's performance and financial history were adopted by the Fund. The table includes transactions from the Acquired Fund for the period March 1, 2025 through September 29, 2025.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2025, which were valued using significant unobservable inputs (level 3) amounted to $(1,126,126).
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$2,133,349	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.58% - 7.74% (6.30%)

Asset-Backed Securities	2,133,349
	73,850	Terms of Restructuring	Expected Recovery	100.00% (100.00%)

Loan Assignments	73,850
	-	Terms of Restructuring	Expected Recovery	0.00% (0.00%)

Corporate Bonds	-
	2,863	Terms of Restructuring	Expected Recovery	0.00% (0.00%)

Common Stocks	2,863
Total	$2,210,062

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2025, the value of these investments was $6,626,767. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2025*
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2025	Shares at November 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.06% (a) (b)	$—	$175,944,509	$77,061,209	$(3,035)	$(696)	$98,879,569	98,840,033	$601,080	$—
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.96% (a) (b)	90,921,713	290,584,008	381,515,779	33,174	(23,116)	—	—	2,437,813	—
Total	$90,921,713	$466,528,517	$458,576,988	$30,139	$(23,812)	$98,879,569		$3,038,893	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2025.
*
Following the Reorganization, the Acquired Fund's performance and financial history were adopted by the Fund. The table includes transactions from the Acquired Fund for the period March 1, 2025 through September 29, 2025.

C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (3) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.